                                    GMO TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                   June 30, 2002, as revised October 31, 2002








This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus dated June 30, 2002, as amended October 1, 2002, and as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus and the annual report to shareholders of each Fund offered through the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS

                                                                                                           Page
                                                                                                           ----
INVESTMENT OBJECTIVES AND POLICIES...........................................................................1

FUND INVESTMENTS.............................................................................................1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS...................................................................4

TRACKING ERROR..............................................................................................31

USES OF DERIVATIVES.........................................................................................31

INVESTMENT RESTRICTIONS.....................................................................................41

DETERMINATION OF NET ASSET VALUE............................................................................44

DISTRIBUTIONS...............................................................................................44

TAXES.......................................................................................................45

PERFORMANCE INFORMATION.....................................................................................50

MANAGEMENT OF THE TRUST.....................................................................................55

INVESTMENT ADVISORY AND OTHER SERVICES......................................................................62

PORTFOLIO TRANSACTIONS......................................................................................70

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES............................................................73

VOTING RIGHTS...............................................................................................78

SHAREHOLDER AND TRUSTEE LIABILITY...........................................................................78

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES........................................................80

OTHER MATTERS..............................................................................................107

FINANCIAL STATEMENTS.......................................................................................107

APPENDIX A -- SPECIMEN PRICE-MAKE-UP SHEETS

APPENDIX B -- COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

                       INVESTMENT OBJECTIVES AND POLICIES

The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                                FUND INVESTMENTS

The following chart indicates the types of investments which each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided such an investment is consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing:

                                                                                                Securities      Securities
                                                                                                of Foreign         of
                                                                                                  Issuers        Emerging
                                            Domestic                             Securities of  (Traded on        Market
                                             Equity      Preferred  Convertible     Foreign         U.S.        Issuers or
                                          Securities(1)   Stocks    Securities     Issuers(2)   Exchanges)(2)  Countries(2)
                                          -------------   ------    ----------     ----------   -------------  ------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                                 X                        X                             X
Tobacco-Free Core Fund                         X                        X                             X
Value Fund                                     X                        X              X              X
Intrinsic Value Fund                           X                        X                             X
Growth Fund                                    X                        X                             X
Small Cap Value Fund                           X            X           X                             X
Small Cap Growth Fund                          X            X           X                             X
Real Estate Fund                               X            X                          X              X
Tax-Managed U.S. Equities Fund                 X            X           X              X              X
Tax-Managed Small Companies Fund               X            X           X              X              X
INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund          X            X           X              X              X
International Intrinsic Value Fund             X            X           X              X              X
International Growth Fund                      X            X           X              X              X            X
Currency Hedged International Equity Fund      X            X           X              X              X            X
Foreign Fund                                   X            X           X              X              X            X
Foreign Small Companies Fund                   X            X           X              X              X            X
International Small Companies Fund             X            X           X              X              X            X
Emerging Markets Fund                          X            X           X              X              X            X
Emerging Countries Fund                        X            X           X              X              X            X
Asia Fund                                      X                        X              X              X            X
Tax-Managed International Equities Fund        X            X           X              X              X            X
FIXED INCOME FUNDS
Domestic Bond Fund                             X            X           X              X              X
Core Plus Bond Fund                            X            X           X              X              X            X
International Bond Fund                        X            X           X              X              X            X
Currency Hedged International Bond Fund        X            X           X              X              X            X
Global Bond Fund                               X            X           X              X              X            X
Emerging Country Debt Fund                     X            X           X              X              X            X
Emerging Country Debt Share Fund               X            X           X              X              X            X
Short-Term Income Fund                                                                 X
Global Hedged Equity Fund                      X            X           X              X              X            X
Inflation Indexed Bond Fund                    X            X           X              X              X
ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
U.S. Sector Fund                               X                        X                             X



                                          Depository   Illiquid      Futures                 Swap     Repurchase
                                           Receipts   Securities   and Options  REITs(3)   Contracts  Agreements
                                           --------   ----------   -----------  --------   ---------  ----------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                                X            X            X          X           X           X
Tobacco-Free Core Fund                        X            X            X          X           X           X
Value Fund                                    X            X            X          X           X           X
Intrinsic Value Fund                          X            X            X          X           X           X
Growth Fund                                   X            X            X          X           X           X
Small Cap Value Fund                          X            X            X          X           X           X
Small Cap Growth Fund                         X            X            X          X           X           X
Real Estate Fund                              X            X            X          X           X           X
Tax-Managed U.S. Equities Fund                X            X            X          X           X           X
Tax-Managed Small Companies Fund              X            X            X          X           X           X
INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund         X            X            X                      X           X
International Intrinsic Value Fund            X            X            X                      X           X
International Growth Fund                     X            X            X                      X           X
Currency Hedged International Equity Fund     X            X            X                      X           X
Foreign Fund                                  X            X            X                                  X
Foreign Small Companies Fund                  X            X            X                                  X
International Small Companies Fund            X            X            X                      X           X
Emerging Markets Fund                         X            X            X                      X           X
Emerging Countries Fund                       X            X            X                      X           X
Asia Fund                                     X            X            X                      X           X
Tax-Managed International Equities Fund       X            X            X                      X           X
FIXED INCOME FUNDS
Domestic Bond Fund                            X            X            X                      X           X
Core Plus Bond Fund                           X            X            X                      X           X
International Bond Fund                       X            X            X                      X           X
Currency Hedged International Bond Fund       X            X            X                      X           X
Global Bond Fund                              X            X            X                      X           X
Emerging Country Debt Fund                    X            X            X                      X           X
Emerging Country Debt Share Fund              X            X            X                      X           X
Short-Term Income Fund                                                  X                      X           X
Global Hedged Equity Fund                     X            X            X                      X           X
Inflation Indexed Bond Fund                   X            X            X                      X           X
ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
U.S. Sector Fund                              X            X            X          X           X           X


                                                                    Shares
                                                                     of       Cash and
                                                                    Other       Other
                                           Reverse                   GMO        High
                                          Repurchase   Investment   Trust      Quality
                                          Agreements    Companies  Funds(4)   Investments
                                          ----------    ---------  --------   -----------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                                               X                    X
Tobacco-Free Core Fund                                       X                    X
Value Fund                                                   X                    X
Intrinsic Value Fund                                         X                    X
Growth Fund                                                  X                    X
Small Cap Value Fund                                         X                    X
Small Cap Growth Fund                                        X                    X
Real Estate Fund                               X             X                    X
Tax-Managed U.S. Equities Fund                               X                    X
Tax-Managed Small Companies Fund                             X                    X
INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund                        X                    X
International Intrinsic Value Fund                           X                    X
International Growth Fund                                    X                    X
Currency Hedged International Equity Fund                    X        X           X
Foreign Fund                                                 X                    X
Foreign Small Companies Fund                                 X                    X
International Small Companies Fund                           X                    X
Emerging Markets Fund                                        X        X           X
Emerging Countries Fund                                      X        X           X
Asia Fund                                                    X        X           X
Tax-Managed International Equities Fund                      X                    X
FIXED INCOME FUNDS
Domestic Bond Fund                             X             X        X           X
Core Plus Bond Fund                            X             X        X           X
International Bond Fund                        X             X        X           X
Currency Hedged International Bond Fund        X             X        X           X
Global Bond Fund                               X             X        X           X
Emerging Country Debt Fund                     X             X        X           X
Emerging Country Debt Share Fund               X             X        X           X
Short-Term Income Fund                                       X        X           X
Global Hedged Equity Fund                                    X        X           X
Inflation Indexed Bond Fund                    X             X        X           X
ASSET ALLOCATION FUNDS
International Equity Allocation Fund                         X        X           X
World Balanced Allocation Fund                               X        X           X
Global (U.S.+) Equity Allocation Fund                        X        X           X
U.S. Sector Fund                                             X        X           X

(1) For more information, see, among other sections, "Description of Principal Risks -- Market Risk" in the Prospectus.

(2) For more information, see, among other sections, "Description of Principal Risks -- Foreign Investment Risk" in the Prospectus and "Descriptions and Risks of Fund Investments -- Certain Risks of Foreign Investments" herein.

(3) For more information, see, among other sections, "Description of Principal Risks -- Concentration Risk" in the Prospectus.

(4) For more information, see, among other things, "Descriptions and Risks of Fund Investments - Investments in Other Investment Companies" herein.

                                               Long and                                                   Firm
                                                Medium     Short-              Mortgage-              Commitments
                                                 Term       term               Backed and                 and
                                               Corporate Corporate and        Other Asset- Adjustable    When-
                                                & Gov't   Government   Brady    Backed        Rate       Issued
                                                Bonds(5)   Bonds(5)    Bonds   Securities  Securities   Securities
                                                --------   --------    -----   ----------  ----------   ----------
DOMESTIC EQUITY FUNDS
U.S Core Fund
Tobacco-Free Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
Real Estate Fund                                                                  X            X           X
Tax-Managed U.S. Equities Fund
Tax-Managed Small Companies Fund

INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund              X          X
International Intrinsic Value Fund                 X          X
International Growth Fund                          X          X
Currency Hedged International Equity Fund          X          X
Foreign Fund                                       X          X
Foreign Small Companies Fund                       X          X
International Small Companies Fund                 X          X
Emerging Markets Fund                              X          X
Emerging Countries Fund                            X          X
Asia Fund                                          X          X
Tax-Managed International Equities Fund            X          X

FIXED INCOME FUNDS
Domestic Bond Fund                                 X                              X            X           X
Core Plus Bond Fund                                X                              X                        X
International Bond Fund                            X                              X                        X
Currency Hedged International Bond Fund            X                              X                        X
Global Bond Fund                                   X                              X            X           X
Emerging Country Debt Fund                         X                    X         X                        X
Emerging Country Debt Share Fund                   X                    X         X                        X
Short-Term Income Fund                                        X                   X            X           X
Global Hedged Equity Fund
Inflation Indexed Bond Fund                        X                              X            X           X

ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
U.S. Sector Fund


                                                Dollar                    Foreign        Lower-      Zero
                                                 Roll         Loan        Currency       Rated      Coupon     Indexed
                                               Agreements Participations Transactions  Securities Securities Securities
                                               ---------- -------------- ------------  ---------- ---------- ----------
DOMESTIC EQUITY FUNDS
U.S Core Fund
Tobacco-Free Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Small Cap Value Fund
Small Cap Growth Fund
Real Estate Fund                                  X                                       X          X           X
Tax-Managed U.S. Equities Fund
Tax-Managed Small Companies Fund

INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund                                        X
International Intrinsic Value Fund                                           X
International Growth Fund                                                    X
Currency Hedged International Equity Fund                                    X
Foreign Fund                                                                 X            X
Foreign Small Companies Fund                                                 X
International Small Companies Fund                                           X
Emerging Markets Fund                                                        X                                   X
Emerging Countries Fund                                                      X                                   X
Asia Fund                                                                    X                                   X
Tax-Managed International Equities Fund                                      X

FIXED INCOME FUNDS
Domestic Bond Fund                                X            X                                     X           X
Core Plus Bond Fund                                            X             X                       X           X
International Bond Fund                                        X             X                       X           X
Currency Hedged International Bond Fund                        X             X                       X           X
Global Bond Fund                                  X            X             X                       X           X
Emerging Country Debt Fund                                     X             X            X                      X
Emerging Country Debt Share Fund                               X             X            X                      X
Short-Term Income Fund                                                                    X                      X
Global Hedged Equity Fund                                                    X
Inflation Indexed Bond Fund                                    X             X            X          X

ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
U.S. Sector Fund


(5) For more information, see, among other sections, "Description of Principal Risks -- Market Risks" in the Prospectus and "Descriptions and Risks of Fund Investments -- Debt and Other Fixed Income Securities" and "--U.S. Government Securities and Foreign Government Securities" herein.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a detailed description of certain investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage. Investors in Asset Allocation Funds, (as well as other Funds investing a portion of their assets in other Funds of the Trust, as disclosed in the Prospectus), should be aware that such Funds will indirectly participate in the practices engaged in by the underlying Funds in which such Funds invest, and will therefore be indirectly subject to all risks associated with those practices.

PORTFOLIO TURNOVER

Portfolio turnover is generally not a limiting factor with respect to investment decisions for the Funds, except that the after-tax impact of portfolio turnover is considered when making investment decisions for the Tax-Managed U.S. Equities Fund, the Tax-Managed Small Companies Fund and the Tax-Managed International Equities Fund (collectively, the "Tax-Managed Funds"). The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.

In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

As described in the Prospectus, it is a fundamental policy of certain Funds, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.

All other Funds are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" requirements stated above. As non-diversified funds, each of these Funds is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Moreover, enforcement of existing regulations may be arbitrary and results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Investments in Asia are susceptible to social, political, legal and operational risks affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 continues to affect the region.

Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.

While the foregoing risks are applicable to any Fund investing in Asia, they will be particularly acute for the Asia Fund, which invests primarily in this region.

INVESTMENTS IN AFRICA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Africa involve additional risks specific to investment in the region. As in the case of Asia, the region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region.

Investments in Africa are susceptible to social, political, legal and operational risks affecting issuers in African countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available.

Economies of African countries may be affected by severe climate changes, particularly drought. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets. Some countries have investment and repatriation restrictions that further reduce liquidity and could increase volatility.

While the foregoing risks are applicable to any Fund investing in Africa, they will be particularly acute for the Emerging Country Debt Fund, which may invest a substantial portion of its assets in this region.

DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Emerging Markets Fund, Emerging Countries Fund, Foreign Fund, Foreign Small Companies Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, International Intrinsic Value Fund, Currency Hedged International Equity Fund, Tax-Managed International Equities Fund, Emerging Country Debt Fund and Core Plus Bond Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the social, political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.

A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When a Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

All of the Funds may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Intrinsic Value Fund and Currency Hedged International Equity Fund, each of which may make loans of portfolio securities amounting to not more than 25% of its respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

Many of the Funds may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

PREFERRED STOCKS

Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. These may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or in respect of the right to participate in any distribution of the issuer or
(2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or herein with respect to equity or fixed income securities.

WARRANTS AND RIGHTS

A Fund may purchase warrants or rights. Warrants and rights generally give the holder the right, at any time during the term of the instrument, to receive upon exercise of the warrant or right a security of the issuer based on the conversion value of the security at the time of exercise. A Fund will normally use warrants and rights in a manner similar to its use of options on securities as described below. The risks of a Fund's use of warrants and rights are generally similar to those relating to its use of options. Unlike most options, however, warrants and rights are issued in limited amounts and generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.

FUTURES AND OPTIONS

Many of the Funds may use futures and options for various purposes. See "Uses of Derivatives." The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

A Fund's use of derivatives and related options may allow it to diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated investment in the securities of multiple issuers. Such use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

OPTIONS. Many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING OPTIONS. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Funds permitted to invest in futures contracts will also be permitted to invest in futures contracts on individual equity securities ("single stock futures"), consistent with applicable law.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. Certain Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. The Fixed Income Funds may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. This lack of a common clearing facility may give rise to counterparty risk. If a counterparty defaults, a Fund will generally have contractual remedies against such counterparty; however, there is no assurance that a Fund will succeed in enforcing such contractual remedies. When seeking to enforce a contractual remedy, a Fund is also subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

If a Fund uses combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position.

The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS

Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

CREDIT DEFAULT SWAPS. Funds may (but are not obligated to) use credit default swaps to limit or reduce risk exposure of the GMO Funds (primarily GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt. These instruments may also be used to create synthetic short exposure to certain emerging market or U.S. non-governmental debt, in cases where credit default protection is purchased in excess of the value of the related underlying debt held by a Fund. With credit default swaps, GMO Funds may pay what is, in effect, an insurance premium and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The GMO Funds may also use credit default swaps for investment purposes, in which case the Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default. Certain of the Fixed Income Funds may also purchase or sell such credit protection with respect to corporate issuers of debt.

EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. If a Fund enters into a short equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had sold the notional amount of securities comprising the index.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in enforcing contractual remedies. There also may be documentation risk, including the risk that the parties may disagree as to the proper interpretation of the terms of a contract. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under swap contracts, OTC options and other two-party contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Manager will closely monitor the creditworthiness of contract counterparties, and a Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by any Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. These Funds may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

REPURCHASE AGREEMENTS

A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

CASH AND OTHER HIGH QUALITY INVESTMENTS

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments. The Short-Term Income Fund may invest a substantial portion of its assets in these instruments, but it is not subject to the quality, duration and other requirements of money market funds.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are subject to the risk that the collateral supporting the CMO may experience a downgrade or default. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated

Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities, may make the valuation and sale or these securities more difficult and may result in greater volatility in these securities. Because such securities are difficult to value, particularly during erratic markets, the values realized upon the sale of such securities may differ from the values at which they are carried by the relevant fund. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

Certain Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has a relatively brief history of issuing inflation indexed bonds. As such, there is limited trading history of these securities. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes in the Prospectus" and "Distributions" and "Taxes" in this Statement of Additional Information.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

Certain Funds may enter into firm commitments and other similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to earmark on its custodian's books and records cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

A Fund which makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include certain securities of private issuers, investments in securities traded in unregulated or shallow markets and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Manager believes it advisable to do so or may be able to sell such securities only at prices lower than those that could be obtained if such securities were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

While private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", that is, securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or that are "not readily marketable" because they are subject to other legal or contractual restrictions on resale. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling these securities to the public, and in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

At times, the absence of a trading market can make it more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. The judgment of the Manager may at times play a greater role in valuing these securities than in the case of publicly traded securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

Certain GMO Fixed Income Funds and Equity Funds may invest without limitation in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund. These investments will not be made in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940 but will instead be made in reliance on an SEC order obtained by the Manager and the Funds. As described in the Prospectus, shareholders of the investing Funds will not directly bear any of the operating fees and expenses of the Alpha LIBOR Fund and/or the Emerging Country Debt Fund.

TAX-SENSITIVE STRATEGIES

With respect to the Tax-Managed Funds, the Manager may control portfolio turnover in order to defer the realization and minimize the distributions of capital gains. In addition, the Manager may, when appropriate, sell securities in order to realize capital losses; such losses may be used at various times to offset realized capital gains, thus reducing net capital gains distributions. When making sales of specific securities, the Manager will consider strategies, such as selling securities with the highest cost basis, to minimize capital gains. In lieu of redeeming in cash, the Manager may meet redemption requests through in-kind redemptions in whole or in part by a distribution of appreciated securities held by the Fund, so that the Fund will generally not be required to distribute the capital gains in those securities to the remaining shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash. Shareholders receiving the redemption in kind would pay tax on the capital gains realized, if any, on the Fund shares redeemed. Shareholders receiving the redemption in kind also may incur additional gains or losses during the period between the date of redemption and the date the shareholder sells such securities, and may incur brokerage charges on the sale of any such securities. There can be no assurance that the Manager will be successful in employing any or all of these strategies.

TRACKING ERROR

In certain cases, the Manager may consider a Fund's "tracking error" in constructing its portfolio. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less the relevant benchmark. For example, if an equity fund had a tracking error of 4% versus the S&P 500, this would mean that the annualized volatility of its return less the S&P 500's return was 4%. The Manager of the International Growth Fund seeks to manage the Fund so as to achieve a tracking error of +/- 5%. The Manager of the International Disciplined Equity Fund seeks to manage the Fund so as to achieve a tracking error of 3.5%.

                               USES OF DERIVATIVES

                            INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the GMO Trust Prospectus.

FUNCTION OF DERIVATIVES IN GMO FUNDS. GMO Equity and Fixed Income Funds use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each GMO Equity Fund, although derivative positions may comprise a significant portion of the total assets. In GMO Fixed Income Funds, bond futures, currency options, forwards, swaps and other derivatives are the primary means of obtaining market exposure.

COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. The Manager limits transactions to counterparties with a long-term debt rating of A or higher at the time the Fund enters into the contract. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty by a particular Fund. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that each Fund has to over-the-counter counterparties. Additionally, the Manager may negotiate collateral arrangements with a counterparty in order to further reduce a Fund's exposure to such counterparty.

                    USE OF DERIVATIVES BY GMO EQUITY FUNDS

DOMESTIC EQUITY FUNDS. Funds in this group include: GMO U.S. Core Fund, GMO Tobacco-Free Core Fund, GMO Intrinsic Value Fund, GMO Growth Fund, GMO U.S. Sector Fund, GMO Small Cap Growth Fund, GMO Small Cap Value Fund, GMO Real Estate Fund, GMO Tax-Managed U.S. Equities Fund and GMO Tax-Managed Small Companies Fund.

Types of Derivatives Used by the Domestic Equity Funds

-   Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components.

Uses of Derivatives by the Domestic Equity Funds

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

There is no limit on the use of derivatives for hedging purposes.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure. The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Except when such instruments are used for bona fide hedging, no more than 5% of a Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

INTERNATIONAL EQUITY FUNDS. Funds in this group include: GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Fund, GMO Currency Hedged International Equity Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund, GMO Asia Fund and GMO Tax-Managed International Equities FUND.

Types of Derivatives Used by the International Equity Funds (other than foreign currency derivative transactions)

-   Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities (excluding the GMO Foreign Fund and GMO Foreign Small Companies Fund)

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities (excluding the GMO Foreign Fund and GMO Foreign Small Companies Fund)

- Contracts for differences, i.e., equity swaps that contain both long and short equity components (excluding the GMO Foreign Fund and GMO Foreign Small Companies Fund)

- Only the GMO Emerging Markets Fund, GMO Emerging Countries Fund and GMO Asia Fund may use structured or indexed notes.

Uses of Derivatives by the International Equity Funds (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

There is no limit on the use of derivatives for hedging purposes.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.

When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid assets equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure. The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if a Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Except when such instruments are used for bona fide hedging, no more than 5% of a Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

Foreign Currency Derivative Transactions Employed by the International Equity Funds

-   Buying and selling spot currencies

-   Forward foreign currency contracts

-   Currency futures contracts and related options

-   Options on currencies

- Currency swap contracts (excluding the GMO Foreign Fund and GMO Foreign Small Companies Fund)

Uses of Foreign Currency Derivative Transactions by the International Equity
Funds

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Equity Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

The GMO International Intrinsic Value Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities back into the U.S. dollar. The GMO Currency Hedged International Equity Fund will maintain short currency positions with respect to at least 70% of the foreign currency exposure represented by the common stocks owned directly and indirectly by the Fund. In addition, the

GMO Currency Hedged International Equity Fund may hedge currency based on the benchmark weightings of the underlying Funds (rather than the underlying Funds' Investments), and thus will sometimes have a net short position with respect to certain foreign currencies. Such net short positions in the aggregate will not exceed 10% of the Fund's assets.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

A Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's equities are denominated.

                  USE OF DERIVATIVES BY GMO FIXED INCOME FUNDS

Funds in this group include: GMO Domestic Bond Fund, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Short-Term Income Fund, GMO Emerging Country Debt Fund and GMO Inflation Indexed Bond Fund. Derivatives policies for GMO Global Hedged Equity Fund are discussed separately below.

Types of Derivatives Used by the Fixed Income Funds (other than foreign currency derivative transactions)

- Futures contracts and related options on bonds as well as baskets or indexes of securities

-   Options on bonds and other securities

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

-   Structured notes.

Uses of Derivatives by the Fixed Income Funds (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: Bond futures, related options, bond options and swap contracts may be used to hedge against a market or credit risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

The fundamental strategy of the GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund and GMO Core Plus Bond Fund requires that each Fund take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to each Fund's respective performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. These Funds are not specifically limited with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to each Fund's benchmark. However, this will mean that a Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.

Risk Management

A Fund may use options, futures and related options as well as swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

Other Uses

Total return swaps are generally used to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. With these swaps, GMO Funds pay a financing rate and receive the total return on a particular fixed income security or basket of securities.

Credit default swaps are used to protect GMO Funds (primarily the GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt, or to create synthetic short or long exposure to emerging market and U.S. non-governmental debt securities to which such Funds are not otherwise exposed. Certain of the Fixed Income Funds may also purchase or sell such credit protection with respect to corporate issuers of debt.

Many of the debt instruments in which the Funds invest may not be available with precisely the duration or other interest rate terms that the Manager would prefer. The Manager may decide to alter the interest rate exposure of these debt instruments by employing interest rate swaps. A Fund can then maintain its investment in the credit of the issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the Funds and the counterparties swap interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.

Foreign Currency Derivative Transactions Used by the Fixed Income Funds

-   Buying and selling spot currencies

-   Forward foreign currency contracts

-   Currency futures contracts and related options

-   Options on currencies

-   Currency swap contracts.

Uses of Foreign Currency Derivative Transactions by the Fixed Income Funds

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. A Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Bond Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to certain limitations, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long and short exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

GMO GLOBAL HEDGED EQUITY FUND

GMO Global Hedged Equity Fund uses the same types of derivatives as other GMO International Equity Funds in seeking to deliver the hedged equity return described below. The Fund seeks total return consistent with minimal exposure to general equity market risk.

Hedged Equity Strategy

At least 80% of the Fund's total assets will be invested in equity securities either directly or indirectly through investment in other Funds of the Trust ("underlying Funds"). However, as a result of the Fund's hedging techniques, the Fund expects to create a return more similar to that received by an investment in fixed income securities.

The Fund will pursue its investment objective by investing substantially all of its assets in a combination of: (i) equity securities, (ii) shares of GMO's Domestic and International Equity Funds, (iii) derivative instruments intended to hedge the value of the Fund's equity securities held directly or through investment in underlying Funds against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the changes in the value of the U.S. dollar relative to the currencies represented in the indexes used to hedge general equity market risk and (iv) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging the Fund's equity exposure (the "Theoretical Fixed Income Security").

To the extent that the Fund's portfolio strategy is successful, the Fund is expected to achieve a total return consisting of: (i) the performance of the Fund's equity securities held directly or through investment in underlying Funds, relative to the S&P 500 and MSCI EAFE in proportion to the Fund's U.S. and international equity investments (including appreciation or depreciation of any overweighted currency relative to the currency weighting of the equity hedge), plus or minus (ii) short-term capital gains or losses approximately equal to the total return on the Theoretical Fixed Income Security, plus or minus (iii) capital gains or losses on the Fund's interest rate futures positions, minus (iv) transaction costs and other Fund expenses.

Foreign Currency Derivative Transactions Used by the Global Hedged Equity Fund

-   Buying and selling spot currencies

-   Forward foreign currency contracts

-   Currency futures contracts and related options

-   Options on currencies

-   Currency swap contracts.

Uses of Foreign Currency Derivative Transactions by the Global Hedged Equity
Fund

Hedging

Traditional Hedging: The Fund may effect foreign currency transactions, generally short forward or futures contracts, to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.

Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to all Funds except for the International Disciplined Equity Fund and the International Growth Fund, make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund's total assets in the case of each Fund (except the International Intrinsic Value and Currency Hedged International Equity Funds), and with respect to not more than 25% of total assets in the case of each of the International Intrinsic Value and Currency Hedged International Equity Funds.

(7) With respect to all Funds except for the Intrinsic Value Fund, Tax-Managed U.S. Equities Fund, Tax-Managed Small Companies Fund, Foreign Small Companies Fund, Tax-Managed International Equities Fund, International Disciplined Equity Fund and International Growth Fund, invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.

(8) Concentrate more than 25% of the value of its total assets in any one industry, except that the Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks and the Real Estate Fund may invest more than 25% of its assets in real estate-related securities.

(9) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Term Income Fund) may purchase and sell financial futures contracts and options thereon.

(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(11) With respect to the Tobacco-Free Core Fund only, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

Non-Fundamental Restrictions:

It is contrary to the present policy of all the Funds, which may be changed by the Trustee without shareholder approval, to:

(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

(4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to certain Funds which have adopted non-fundamental investment policies pursuant to Rule 35d-1 of the 1940 Act (each a "Name Policy"), change such Fund's Name Policy as set forth under each such Fund's "Principal investment strategies" in the Prospectus without providing such Fund's shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.

For purposes of each Name Policy, each Fund considers the term "investments" to include both direct and indirect investments. Examples of indirect investments include exposure to the relevant asset type through investments in another Fund and/or through derivatives and other synthetic instruments with economic characteristics similar to the relevant asset type.

(6) With respect to the Short Term Income Fund only, to invest more than 25% of the value of its total assets in obligations issued by banks.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund may be changed by the Trust's Trustees without the approval of shareholders.

Additionally, the World Balanced Allocation Fund intends to invest at least 25% of its assets in fixed income investments and an additional 25% of its assets in equity investments. The Manager seeks to manage the Short-Term Income Fund so that it maintains a dollar-weighted maturity of no more than 3 years.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time. However, equity options held by the Funds are priced at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Funds are priced at 4:15 p.m. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                                  DISTRIBUTIONS

The Prospectus describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

TAX STATUS AND TAXATION OF EACH FUND

Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including capital gain dividends).

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimus).

TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

Fund distributions derived from interest, dividends and certain other income, including in general short-term gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held by the Fund for more than 12 months) will generally be taxable as such, regardless of how long a shareholder has held the shares in the Fund.

The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. The federal tax rate generally applicable to net capital gains recognized by individual and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends).

For federal income tax purposes, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years are 8 percent and 18 percent (rather than 10 percent and 20 percent) for taxable years beginning after December 31, 2000. The 18-percent rate applies only to assets the holding period for which began after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

Each fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 30% for amounts paid during 2002 and will be 30% for amounts paid during 2003, 29% for amounts paid during 2004 and 2005, and 28% for amounts paid during 2006 through 2010. The legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

Recently revised U.S. Treasury regulations affecting the application to foreign investors of the backup withholding and withholding tax rules described above generally became effective for payments made on or after January 1, 2001 (although transition rules apply). In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the application of these new regulations.

FOREIGN TAX CREDITS

If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

An Asset Allocation Fund will not be able to offset gains realized by one underlying Fund in which such Asset Allocation Fund invests against losses realized by another underlying Fund in which such Asset Allocation Fund invests. In addition, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. Similarly, a Fund which invests in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund will not be able to offset losses realized by either of those Funds against other income realized by the Fund. Also, depending on a Fund's percentage ownership in an underlying Fund, a redemption of shares of an underlying Fund by the investing Fund may cause the investing Fund to be treated as not receiving capital gain income on such redemption but instead as receiving a dividend taxable as ordinary income in an amount equal to the full amount of the distribution.

Accordingly, the investment of a Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of such Fund.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

  Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium, if any, is deducted from the initial $1,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee, if any, is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

The table below sets forth the average annual total return (before taxes) for Class III Shares of each Fund (except the GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed Small Companies Fund, and GMO Tax-Managed International Equities Fund, which returns are disclosed in a separate table below) for the one, three, five and ten year periods ending February 28, 2002 and for the period from the commencement of the Funds' operations until February 28, 2002:

                                                                                                   SINCE
                  FUND                   INCEPTION    1 YEAR    3 YEARS    5 YEARS    10 YEARS  INCEPTION
                                           DATE        (%)        (%)        (%)        (%)         (%)
                                         ---------    ------    -------    -------    --------  ---------
U.S. Core                                 9/18/85     -6.16%      2.45%     11.08%     14.48%     15.63%
Tobacco-Free Core                        10/31/91     -7.45%      1.84%     11.10%     14.65%     14.76%
Value                                    11/13/90     -3.64%      5.40%      9.50%     13.24%     14.91%
Intrinsic Value                            8/2/99      2.16%       N/A        N/A        N/A       5.25%
Growth                                   12/30/88     -13.68%    -2.36%      9.30%     12.09%     14.80%
Small Cap Value                          12/31/91     12.26%     14.94%     11.72%     14.34%     15.28%
Small Cap Growth                         12/31/96     -7.30%      1.21%      5.40%       N/A       4.85%
Real Estate                               5/31/96     13.73%     12.36%      4.46%       N/A       8.50%
International Disciplined Equity          1/29/02       N/A        N/A        N/A        N/A       2.00%
International Intrinsic Value             3/31/87     -10.60%     1.26%      2.87%      6.86%      7.93%
International Growth                     11/30/01       N/A        N/A        N/A        N/A      -1.75%
Currency Hedged International Equity      6/30/95     -5.38%      8.56%      8.18%       N/A      11.08%
Foreign(1)                                8/31/84     -9.33%      3.79%      5.43%      8.93%     14.98%
Foreign Small Companies(2)                 1/4/95      1.59%     12.71%      6.85%       N/A       8.96%
International Small Companies            10/14/91     -9.04%      3.47%      2.37%      6.68%      6.04%
Emerging Markets                          12/9/93      9.38%     16.41%     -1.06%       N/A       2.72%
Emerging Countries                        8/29/97      8.73%     19.42%       N/A        N/A       0.07%
Asia                                      2/18/98      2.74%      7.27%       N/A        N/A      -0.88%
Domestic Bond                             8/18/94      6.62%      7.72%      7.77%       N/A       7.87%
Core Plus Bond                            4/30/97      8.53%      8.32%       N/A        N/A       7.71%
International Bond                       12/22/93     -3.80%     -1.24%      0.97%       N/A       5.58%
Currency Hedged International Bond        9/30/94      4.21%      7.65%      8.06%       N/A      12.47%
Global Bond                              12/28/95     -1.34%      1.02%      3.13%       N/A       4.24%
Emerging Country Debt                     4/19/94     17.64%     27.06%     10.96%       N/A      20.15%
Short-Term Income(3)                      4/18/90      3.73%      5.67%      5.48%      5.68%      5.95%
Global Hedged Equity                      7/29/94     13.32%     14.01%      6.01%       N/A       5.51%
Inflation Indexed Bond                    3/31/97      5.66%      8.54%       N/A        N/A       6.83%
Emerging Country Debt Share(4)            4/19/94     18.47%     27.31%     10.98        N/A      20.16%
International Equity Allocation          10/11/96     -4.26%      6.07%      3.05%       N/A       3.78%
World Equity Allocation(5)                6/28/96      0.49%      8.67%      6.34%       N/A       7.06%
Global (U.S.+) Equity Allocation         11/26/96      1.12%      8.68%      8.74%       N/A       9.31%
U.S. Sector(6)                           12/31/92      9.80%     11.09%     12.88%       N/A      16.13%

(1) Performance information presented is that of the Fund's predecessor for all periods prior to June 28, 1996.

(2) Performance information presented is that of the Fund's predecessor for all periods prior to June 30, 2000.

(3) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

(4) Performance information prior to 7/20/98 (the Fund's inception date) is that of the Emerging Country Debt Fund.

(5) The Fund commenced operations on June 28, 1996 with two classes of shares -- Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998. Class II shares converted to Class III shares on October 16, 1996.

(6) The Fund's performance during 2001 is positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.

The table below sets forth the average annual total return (before and after taxes) for Class III Shares of the GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed Small Companies Fund, and GMO Tax-Managed International Equities Fund for the one, three, five and ten year periods ending February 28, 2002 and for the period from the commencement of the Funds' operations until February 28, 2002. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax return shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.



                                                                                                    SINCE
                  FUND                     INCEPTION    1 YEAR    3 YEARS   5 YEARS   10 YEARS    INCEPTION
                                              DATE        (%)       (%)       (%)        (%)         (%)
                                           ---------    ------    -------   -------   --------    ---------
TAX-MANAGED U.S. EQUITIES                   7/23/98
     Return Before Taxes                                -5.78%     2.92%      N/A        N/A        4.50%
     Return After Taxes on Distributions                -6.24%     2.46%      N/A        N/A        4.02%
     Return After Taxes on Distributions
     and Sale of Fund Shares                            -3.55%     2.13%      N/A        N/A        3.40%
TAX-MANAGED SMALL COMPANIES                  6/1/99
     Return Before Taxes                                12.68%      N/A       N/A        N/A        7.17%
     Return After Taxes on Distributions                12.03%      N/A       N/A        N/A        6.66%
     Return After Taxes on Distributions
     and Sale of Fund Shares                             7.52%      N/A       N/A        N/A        5.48%
TAX-MANAGED INTERNATIONAL EQUITIES          7/29/98
     Return Before Taxes                                -7.16%     1.94%      N/A        N/A        0.92%
     Return After Taxes on Distributions                -8.11%     1.36%      N/A        N/A        0.39%
     Return After Taxes on Distributions
     and Sale of Fund Shares                            -4.22%     1.38%      N/A        N/A        0.57%

Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), the MSCI EAFE or the Russell 2500, indices of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

PERFORMANCE OBJECTIVES

With regard to certain Funds, the Manager has publicly stated that it seeks to achieve the stated performance objectives listed in the table below; there can be no assurances that the Manager will achieve these (or any other) stated objectives with respect to the Funds.


                    FUND                                PERFORMANCE OBJECTIVE
                    ----                                ---------------------
U.S. Core Fund                                The Fund seeks to outperform its
                                              benchmark by 2% per year over a complete
                                              market cycle.

Tobacco-Free Core Fund                        The Fund seeks to outperform its
                                              benchmark by 2% per year over a complete
                                              market cycle.

Intrinsic Value Fund                          The Fund seeks to outperform its
                                              benchmark by 3% per year over a complete
                                              market cycle.

Growth Fund                                   The Fund seeks to outperform its
                                              benchmark by

                                              2% per year over a complete market cycle.

Small Cap Value Fund                          The Fund seeks to outperform its
                                              benchmark by 2% per year over a complete
                                              market cycle.

Small Cap Growth Fund                         The Fund seeks to outperform its
                                              benchmark by 3% per year over a complete
                                              market cycle.

Real Estate Fund                              The Fund seeks to outperform its
                                              benchmark by 1.5% per year, net of fees.

Tax-Managed U.S. Equities Fund                The Fund seeks to outperform its
                                              benchmark, on an after-tax basis, by
                                              1-2% per year over a complete market
                                              cycle.

Tax-Managed Small Companies Fund              The Fund seeks to outperform its
                                              benchmark, on an after-tax basis, by
                                              2-3% per year.

International Disciplined Equity Fund         The Fund seeks to outperform its
                                              benchmark by 2% per year, net of fees.

International Intrinsic Value Fund            The Fund seeks to outperform its
                                              benchmark by 2-3% per year, net of fees.

International Growth Fund                     The Fund seeks to outperform its
                                              benchmark by +3% per year, with a
                                              tracking error of +/- 5% and industry
                                              sectors to +/- 10%.

Currency Hedged International Equity Fund     The Fund seeks to outperform its
                                              benchmark by 2-3% per year, net of fees.

Foreign Fund                                  The Fund seeks to outperform its
                                              benchmark by 3% per year, net of fees.

Foreign Small Companies Fund                  The Fund seeks to outperform its
                                              benchmark by 3% per year, net of fee,
                                              over a cycle.

International Small Companies Fund            The Fund seeks to outperform its
                                              benchmark by 3-4% per year, net of fees.

Emerging Markets Fund                         The Fund seeks to outperform its
                                              benchmark by 4% annually over a five
                                              year period.

Emerging Countries Fund                       The Fund seeks to outperform its
                                              benchmark by 4% annually over a five
                                              year period
Asia Fund                                     The Fund seeks to outperform its
                                              benchmark by 4% annually over a five
                                              year period.

Tax-Managed International Equities Fund       The Fund seeks to outperform its
                                              benchmark by 2.5% to 3.5% after tax, per
                                              year, net of fees.

Domestic Bond Fund                            The Fund seeks to outperform its
                                              benchmark by 0.25% per year, net of fees.

Core Plus Bond Fund                           The core portfolio seeks to match the
                                              duration of and outperform the Fund's
                                              benchmark.

International Bond Fund                       The Fund seeks to outperform its
                                              benchmark.

Currency Hedged International Bond Fund       The Fund seeks to outperform its
                                              benchmark.
Global Bond Fund                              The Fund seeks to outperform its
                                              benchmark.

Short Term Income Fund                        The Fund seeks to outperform its
                                              benchmark.
International Equity Allocation Fund          The Fund seeks to outperform its
                                              benchmark by 2-3% per year.

World Balanced Allocation Fund                The Fund seeks to outperform its
                                              benchmark by 2-3% per year.

Global (U.S.+) Equity Allocation Fund         The Fund seeks to outperform its
                                              benchmark by 2-3% per year.

U.S. Sector Fund                              The Fund seeks to outperform its
                                              benchmark by 2-3% per year.

                             MANAGEMENT OF THE TRUST


The following tables present information regarding each Trustee and officer of GMO Trust (the "Trust") as of October 31, 2002. Each Trustee's and officer's age as of October 31, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The term of office for each officer is until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.




                                                                 NUMBER OF
     NAME, AGE AND                                      PRINCIPAL            PORTFOLIOS IN
   POSITION(S) HELD             LENGTH OF             OCCUPATION(S)           FUND COMPLEX                OTHER
    WITH THE TRUST             TIME SERVED         DURING PAST 5 YEARS          OVERSEEN            DIRECTORSHIPS HELD
    --------------             -----------         -------------------          --------            ------------------
NON INTERESTED TRUSTEES
Jay O. Light (61)             Since May           Professor of                     38                     *(1)
Trustee                       1996                Business
                                                  Administration and
                                                  Senior Associate
                                                  Dean, Harvard
                                                  University.

Donald W. Glazer, Esq.        Since               Advisory Counsel,                38                     None
(58)                          December            Goodwin Procter LLP;
Trustee                       2000                Secretary and
                                                  Consultant, Provant,
                                                  Inc. (provider of
                                                  performance
                                                  improvement training
                                                  services and
                                                  products) (1998 -
                                                  present); Consultant
                                                  -- Business and Law.
INTERESTED TRUSTEE
R. Jeremy Grantham(2)         Chairman            Member, Grantham,                38                     None
(64)                          of the Board        Mayo, Van Otterloo &
Chairman of the               of Trustees         Co. LLC.
Board of Trustees             since
                              September
                              1985; President
                              from February
                              2002 - October
                              2002; President -
                              Quantitative
                              from September
                              1985 - February
                              2002




------------
(1) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of that Act and neither of these companies is a registered investment company.

(2) Trustee is deemed to be an "interested person" of the Trust, as defined by the 1940 Act, because of his affiliation with the Trust's Manager.

OFFICERS


                                    POSITION(S)
                                   HELD WITH THE              LENGTH                 PRINCIPAL OCCUPATION(S)
      NAME AND AGE                     TRUST              OF TIME SERVED               DURING PAST 5 YEARS
      ------------                 -------------          --------------             ----------------------
Scott Eston (46)                  President and          President and               Chief Financial Officer
                                  Chief Executive        Chief Executive             (1997-present), Chief
                                  Officer                Officer since               Operating Officer
                                                         October 2002;               (2000-present) and Member,
                                                         Vice President              Grantham, Mayo, Van
                                                         from August 1998            Otterloo & Co. LLC; Senior
                                                         - October 2002              Partner, Coopers & Lybrand
                                                                                     (1987-1997).

Susan Randall Harbert             Chief Financial        Chief Financial             Member, Grantham, Mayo,
(45)                              Officer and            Officer since               Van Otterloo & Co. LLC.
                                  Treasurer              February 2000;
                                                         Treasurer since
                                                         February 1998;
                                                         Assistant
                                                         Treasurer from
                                                         May 1995  -
                                                         February 1998.

Brent Arvidson (33)               Assistant              Since August                Senior Fund Administrator,
                                  Treasurer              1998                        Grantham, Mayo, Van
                                                                                     Otterloo & Co. LLC
                                                                                     (September 1997 -
                                                                                     present); Senior Financial
                                                                                     Reporting Analyst, John
                                                                                     Hancock Funds (August 1996
                                                                                     - September 1997)

William R. Royer,  Esq.           Vice President         Vice President              General Counsel and
(37)                              and Clerk              since February              Member, Grantham, Mayo,
                                                         1997; Clerk                 Van Otterloo & Co. LLC.
                                                         since March
                                                         2001; May 1999
                                                         - August 1999;
                                                         May 1995 - May
                                                         1997.

Elaine M. Hartnett, Esq.          Vice President         Vice President              Associate General Counsel,
(57)                              and Secretary          since August                Grantham, Mayo, Van
                                                         1999; Secretary             Otterloo & Co. LLC (June
                                                         since March                 1999 - present);
                                                         2001.                       Associate/Junior Partner,
                                                                                     Hale and Dorr LLP (1991 -
                                                                                     1999).


TRUSTEES' RESPONSIBILITIES. Subject to the provisions of the GMO Declaration of Trust, the business of the Trust, an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove from their number members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove from their number members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

There are two standing committees of the Board of Trustees: the Independent Trustees/Audit Committee and the Pricing Committee. The Independent Trustees/Audit Committee assists the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The responsibilities of the committee are as follows: perform the specific tasks assigned to the independent Trustees pursuant to the 1940 Act, including periodic consideration of the investment management contracts of the Trust; oversee the audit process for the Trust and consider any questions raised by the independent accountants; select and nominate candidates to serve as independent Trustees of the Trust; review on a periodic basis the governance structures and procedures of the Trust; review proposed resolutions of conflict of interest that may arise in the business of the Trust and may have an effect on the shareholders of the Trust; and oversee matters requiring independent oversight of the Trust on behalf of the shareholders of the Trust. Shareholders may recommend trustee nominees to the Independent Trustees/Audit Committee to fill any vacancies that may occur in the Board by sending such recommendations to the Secretary of the Trust. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Independent Trustees/Audit Committee. During the fiscal year ending February 28, 2002, the committee held four meetings.

The Pricing Committee determines the fair value of the Trust's securities or other assets under certain circumstances, as described in the GMO Trust Pricing Policies adopted by the Board, as amended from time to time (the "Procedures"). To fulfill its responsibilities and duties the Pricing Committee periodically reviews the Procedures with the Manager and recommends changes (including the establishment of new pricing methodologies), if any, to the Board, and meets on an as-needed basis to determine the fair value of the Trust's securities or other assets, as described in the Procedures. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the pricing committee; Mr. Grantham, the interested trustee, is an alternate member of the pricing committee. During the fiscal year ending February 28, 2002, the Pricing Committee held 15 committee meetings.

In determining to approve the most recent annual extension of each Fund's investment management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Management of the Trust" in the Prospectus and "Management of the Trust -- Officers" above. The Trustees also took into account the time and attention devoted by senior management to the Funds. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Manager to the Funds were appropriate to fulfill effectively the Manager's duties under the agreements. The Trustees also considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage and concluded that the Manager would be able to meet any reasonably foreseeable obligations under the agreements.

The Trustees received information concerning the investment philosophy and investment process applied by the Manager in managing the Funds. See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus. In this connection, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel, including research services available to the Manager as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Manager's investment process, research capabilities and philosophy were well suited to the Funds, given the Funds' investment objectives and policies.

The Trustees considered the scope of the services provided by the Manager to the Funds under the agreements relative to services provided by third parties to other mutual funds. The Trustees noted that the Manager's standard of care was comparable to that found in most mutual fund investment advisory agreements. See "Investment Advisory and Other Services" below. The Trustees concluded that the scope of the Manager's services to the Funds was consistent with the Funds' operational requirements, including, in addition to seeking to achieve the Funds' investment objectives, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Manager to the Funds. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Trust - Code of Ethics" below), the procedures by which the Manager allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Manager in these matters. The Trustees also received information concerning standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus. The Trustees also considered information relating to each Fund's investment performance relative to its performance benchmark(s) and relative to funds with similar objectives managed by other managers. The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable (See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus), the volatility of the Funds' returns, as well as factors identified by the Manager as contributing to the Funds' performance. See the Funds' annual reports. The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Funds, and the overall competence of the Manager. The Trustees concluded that the scope and quality of the Manager's services was sufficient, in light of the Funds' investment performance, particular portfolio management techniques, the resources brought to bear by the Manager, the competence of the Manager, its personnel and systems, and the financial resources of the Manager, to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives. The Trustees also considered possible economies of scale to the Manager. The Trustees evaluated the Manager's profitability with respect to the Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Manager, but also so-called "fallout benefits" to the Manager such as reputational value derived from serving as investment Manager to the Funds and the research services available to the Manager by reason of brokerage business generated by the Funds. In evaluating the Funds' advisory fees, the Trustees also took into account the sophistication of the investment techniques used to manage each of the Funds.

Based on the foregoing, the Trustees concluded that the fees to be paid the Manager under the advisory agreements were fair and reasonable, given the scope and quality of the services rendered by the Manager.

Trustee Fund Ownership

The following table sets forth ranges of Trustees' beneficial share ownership in Funds of the Trust as of December 31, 2001.


                                                                   AGGREGATE DOLLAR RANGE OF
                                                                    FUND SHARES OWNED IN ALL
                                         DOLLAR RANGE OF FUND           GMO TRUST FUNDS
              NAME/FUND                      SHARES OWNED             OVERSEEN BY TRUSTEE
              ---------                      ------------             -------------------
NON-INTERESTED TRUSTEES
Jay O. Light                                    None                         None

Donald W. Glazer                                                         over $100,000
   Asia Fund                                over $100,000
   Emerging Country Debt Fund               over $100,000
   Foreign Small Companies Fund             $50,001-$100,000
   Emerging Markets Fund                    over $100,000
   Real Estate Fund                         over $100,000

                                                                   AGGREGATE DOLLAR RANGE OF
                                                                    FUND SHARES OWNED IN ALL
                                         DOLLAR RANGE OF FUND           GMO TRUST FUNDS
              NAME/FUND                      SHARES OWNED             OVERSEEN BY TRUSTEE
              ---------                      ------------             -------------------
INTERESTED TRUSTEE
R. Jeremy Grantham                                                       over $100,000
   Asia Fund                                over $100,000
   Emerging Markets Fund                    over $100,000
   Emerging Country Debt Fund               over $100,000
   Emerging Countries Fund                  over $100,000
   Foreign Small Companies Fund             over $100,000
   Global Hedged Equity Fund                over $100,000
   Inflation Indexed Bond Fund              over $100,000
   International Small Companies Fund       over $100,000
   Real Estate Fund                         over $100,000
   U.S. Sector Fund                         over $100,000
   Short-Term Income Fund                   over $100,000
   Small Cap Value Fund                     over $100,000
   Tax-Managed Small Companies Fund         over $100,000
   Tax-Managed U.S. Equities Fund           over $100,000


Non-Interested Trustee Ownership of Securities Issued by the Manager or Principal Underwriter
None.

Non-Interested Trustee Ownership of Related Companies
The following table sets forth information about securities owned by non-interested trustees and their family members as of December 31, 2001 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.


                       NAME OF
     NAME OF        OWNER(S) AND
  NON-INTERESTED    RELATIONSHIP                   TITLE OF         VALUE OF
     TRUSTEE         TO TRUSTEE      COMPANY         CLASS         SECURITIES       % OF CLASS
     -------         ----------      -------         -----         ----------       ----------
Jay O. Light             N/A           None           N/A              N/A              N/A

Donald W. Glazer        Self        GMO Brazil      Limited         $237,032           1.95%
                                   Sustainable    partnership
                                      Forest       interest
                                   Fund, LP, a
                                     private
                                    investment
                                     company
                                    managed by
                                    Renewable
                                    Resources
                                     LLC, an
                                    affiliate
                                      of the
                                    Manager.*

                       NAME OF
     NAME OF        OWNER(S) AND
  NON-INTERESTED    RELATIONSHIP                   TITLE OF         VALUE OF
     TRUSTEE         TO TRUSTEE      COMPANY         CLASS         SECURITIES       % OF CLASS
     -------         ----------      -------         -----         ----------       ----------
                                       GMO          Limited         $241,044           1.4%
                                   Tax-Managed    partnership
                                     Absolute      interest
                                      Return
                                     Fund, a
                                     private
                                    investment
                                     company
                                    managed by
                                       the
                                    Manager.**

* The Manager may be deemed to "control" this fund by virtue of its ownership interest in and role as Managing Member of Renewable Resources LLC.

** The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.

REMUNERATION. Each non-interested Trustee receives an annual retainer from the Trust for his services. No additional compensation is paid to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees, although the Trust does reimburse non-interested Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at such seminars or conferences. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

During the fiscal year ending February 28, 2002, other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Trust or any series thereof:

                                                                        ESTIMATED
                               AGGREGATE     PENSION OR RETIREMENT       ANNUAL            TOTAL
                             COMPENSATION     BENEFITS ACCRUED AS     BENEFITS UPON    COMPENSATION
 NAME OF PERSON, POSITION     FROM TRUST     PART OF FUND EXPENSES     RETIREMENT     FROM THE TRUST
 ------------------------     ----------     ---------------------     ----------     --------------
Jay O. Light, Trustee           $80,000                N/A                  N/A           $80,000

Donald W. Glazer,               $80,000                N/A                  N/A           $80,000
Esq., Trustee


Messrs. Grantham, Royer and Eston, and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.

Except as set forth below, as of June 7, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust.

                                                                         AGGREGATE %
                    FUND                           CLASS             OWNERSHIP INTEREST
                    ----                           -----             ------------------
Asia Fund                                           III                     2.95%
Emerging Countries Fund                             III                     2.71%
Global Hedged Equity Fund                           III                    20.61%
International Small Companies Fund                  III                     1.06%
U.S. Sector Fund                                    III                     4.91%
Short Term Income Fund                              III                    14.29%
Tax-Managed Small Companies Fund                    III                     3.53%
Tax-Managed U.S. Equities Fund                      III                     5.78%

CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2003.

Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years, the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:

                                                  Gross         Reduction          Net
                                                  -----         ---------          ---
U.S. CORE FUND

Year ended 2/28/02                             $ 9,046,063     $   630,859     $ 8,415,204
Year ended 2/28/01                              10,479,887         725,580       9,754,307
Year ended 2/29/00                              11,161,595         738,607      10,422,988

TOBACCO-FREE CORE FUND

Year ended 2/28/02                             $ 1,116,757     $   144,739     $   972,018
Year ended 2/28/01                                 983,545         137,083         846,462
Year ended 2/29/00                                 855,754         135,558         720,196

VALUE FUND

Year ended 2/28/02                             $ 1,127,722     $   135,730     $   991,992
Year ended 2/28/01                               1,015,443         108,675         906,768
Year ended 2/29/00                                 996,644         102,057         894,587

INTRINSIC VALUE FUND

Year ended 2/28/02                             $   310,176     $    85,382     $   224,794
Year ended 2/28/01                                 152,686          78,996          73,690
Commencement of Operations                          76,163          57,918          18,245
(8/2/99) - 2/29/00

                                                  Gross         Reduction          Net
                                                  -----         ---------          ---
GROWTH FUND

Year ended 2/28/02                             $   376,301     $    82,077     $   294,224
Year ended 2/28/01                                 543,233         110,683         432,550
Year ended 2/29/00                                 579,315         101,280         478,035

SMALL CAP VALUE FUND

Year ended 2/28/02                             $   998,099     $   134,464     $   863,635
Year ended 2/28/01                               1,005,880         180,267         825,613
Year ended 2/29/00                               1,119,033         196,165         922,868

SMALL CAP GROWTH FUND

Year ended 2/28/02                             $    62,029     $    62,029     $         0
Year ended 2/28/01                                 153,413          86,071          67,342
Year ended 2/29/00                                 430,598         142,477         288,121

REAL ESTATE FUND

Year ended 2/28/02                             $   836,718     $    74,788     $   761,930
Year ended 2/28/01                                 713,588          69,761         643,827
Year ended 2/29/00                                 705,890          73,067         632,823

TAX-MANAGED U.S. EQUITIES FUND

Year ended 2/28/02                             $    50,506     $    50,506     $         0
Year ended 2/28/01                                  32,711          32,711               0
Year ended 2/29/00                                  36,665          36,665               0

TAX-MANAGED SMALL COMPANIES FUND

Year ended 2/28/02                             $   197,764     $    73,135     $   124,629
Year ended 2/28/01                                 221,127          68,649         152,478
Commencement of Operations                         148,043          55,780          92,263
(6/1/99) through 2/29/00

                                                  Gross         Reduction          Net
                                                  -----         ---------          ---
INTERNATIONAL DISCIPLINED EQUITY FUND

Commencement of Operations (1/29/02)           $    13,823     $    13,823     $         0
through 2/28/02

INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/28/02                             $ 7,578,601     $ 1,354,121     $ 6,224,480
Year ended 2/28/01                               9,826,264       1,517,826       8,308,438
Year ended 2/29/00                              13,366,668       2,144,089      11,222,579

INTERNATIONAL GROWTH FUND

Commencement of Operations                     $    78,075     $    78,075     $         0
(11/30/01) through 2/28/02

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Year ended 2/28/02                             $   317,797     $   317,797     $         0
Year ended 2/28/01                                 645,488         450,137         195,351
Year ended 2/29/00                                 886,758         536,312         350,446

FOREIGN FUND

Year ended 2/28/02                             $ 7,274,098     $ 1,084,904     $ 6,189,194
Year ended 2/28/01                               7,255,446       1,118,314       6,137,132
Year ended 2/29/00                               7,261,054       1,196,212       6,064,842

FOREIGN SMALL COMPANIES FUND

Year ended 2/28/02                             $   669,121     $   243,762     $   425,359
Commencement of Operations                         197,911         121,801          76,110
(6/30/00) though 2/28/01

INTERNATIONAL SMALL COMPANIES FUND

Year ended 2/28/02                             $ 1,303,574     $   469,367     $   834,207
Year ended 2/28/01                               1,038,239         372,419         665,820
Year ended 2/29/00                               1,000,168         395,818         604,350

                                                  Gross         Reduction          Net
                                                  -----         ---------          ---
EMERGING MARKETS FUND

Year ended 2/28/02                             $ 8,842,173     $   186,056     $ 8,656,117
Year ended 2/28/01                               8,654,651         237,151       8,417,500
Year ended 2/29/00                               8,754,687         296,467       8,458,220

EMERGING COUNTRIES FUND

Year ended 2/28/02                             $   315,128     $    83,437     $   231,691
Year ended 2/28/01                                 359,947          81,883         278,064
Year ended 2/29/00                                 336,947          86,122         250,825

ASIA FUND

Year ended 2/28/02                             $   806,840     $    85,894     $   720,946
Year ended 2/28/01                                 877,149          79,077         798,072
Year ended 2/29/00                                  28,350          84,198         844,152

TAX-MANAGED INTERNATIONAL EQUITIES FUND

Year ended 2/28/02                             $   391,476     $   294,539     $    96,937
Year ended 2/28/01                                 520,892         324,560         196,332
Year ended 2/29/00                                 411,732         261,860         149,872

DOMESTIC BOND FUND

Year ended 2/28/02                             $   163,964     $    84,907     $    79,057
Year ended 2/28/01                                 160,788          72,412          88,376
Year ended 2/29/00                                 170,540          80,033          90,507

CORE PLUS BOND FUND

Year ended 2/28/02                             $   536,527     $   191,604     $   344,923
Year ended 2/28/01                                 263,280         130,212         133,068
Year ended 2/29/00                                 309,352          22,918          86,434

INTERNATIONAL BOND FUND

Year ended 2/28/02                             $   420,962     $   179,636     $   241,326
Year ended 2/28/01                                 376,243         148,491         227,752
Year ended 2/29/00                                 417,278          65,415          51,863

                                                  Gross         Reduction          Net
                                                  -----         ---------          ---
CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/28/02                             $    41,947     $    41,947     $         0
Year ended 2/28/01                                 725,364         208,577         516,787
Year ended 2/29/00                                 781,487         238,584         542,903

GLOBAL BOND FUND

Year ended 2/28/02                             $   528,110     $   218,049     $   310,061
Year ended 2/28/01                                 421,528         181,236         240,292
Year ended 2/29/00                                  65,979          44,660         221,319

EMERGING COUNTRY DEBT FUND

Year ended 2/28/02                             $ 3,461,906     $   167,120     $ 3,294,786
Year ended 2/28/01                               3,469,039         303,930       3,165,109
Year ended 2/29/00                               2,943,719         252,112       2,691,607

SHORT-TERM INCOME FUND

Year ended 2/28/02                             $    19,439     $    19,439     $         0
Year ended 2/28/01                                  20,370          20,370               0
Year ended 2/29/00                                  25,341          25,341               0

GLOBAL HEDGED EQUITY FUND

Year ended 2/28/02                             $   128,250     $   128,250     $         0
Year ended 2/28/01                                 258,902         258,902               0
Year ended 2/29/00                                 253,727          53,727               0

INFLATION INDEXED BOND FUND

Year ended 2/28/02                             $    90,483     $    84,673     $     5,810
Year ended 2/28/01                                  60,046          60,046               0
Year ended 2/29/00                                  41,797          41,797               0

EMERGING COUNTRY DEBT SHARE FUND

Year ended 2/28/02                             $         0     $         0     $         0
Year ended 2/28/01                                       0               0               0
Year ended 2/29/00                                       0               0               0

                                                  Gross         Reduction          Net
                                                  -----         ---------          ---
INTERNATIONAL EQUITY ALLOCATION FUND

Year ended 2/28/02                             $         0     $         0     $         0
Year ended 2/28/01                                       0               0               0
Year ended 2/29/00                                       0               0               0

WORLD EQUITY ALLOCATION FUND

Year ended 2/28/02                             $         0     $         0     $         0
Year ended 2/28/01                                       0               0               0
Year ended 2/29/00                                       0               0               0

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

Year ended 2/28/02                             $         0     $         0     $         0
Year ended 2/28/01                                       0               0               0
Year ended 2/29/00                                       0               0               0

U.S. SECTOR FUND

Year ended 2/28/02                             $       866     $       866     $         0
Year ended 2/28/01                                   2,537           2,537               0
Year ended 2/29/00                                  46,391          46,391               0

In the event that the Manager ceases to be the Manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.

The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, in the last three fiscal years each Fund paid GMO the following amounts (after reimbursement by GMO):

                                        March 1, 1999     March 1, 2000      March 1, 2001
                                           Through           Through            Through
                                      February 29, 2000  February 28, 2001  February 28, 2002
                                      -----------------  -----------------  -----------------
U.S. Core Fund                           $4,407,831        $4,200,494          $3,595,918
Tobacco-Free Core Fund                      388,979           447,066             437,153
Value Fund                                  324,993           331,123             367,700
Intrinsic Value Fund                         34,620            69,403             140,989
Growth Fund                                 263,325           246,924             171,046
Small Cap Value Fund                        508,651           457,218             453,681
Small Cap Growth Fund                       195,726            69,733              28,195
Real Estate Fund                            196,081           198,219             232,422
Tax-Managed U.S. Equities Fund               16,666            14,869              22,957
Tax-Managed Small Companies Fund             40,375            60,307              53,936
International Disciplined Equity Fund(a)       --                --                 5,183
International Intrinsic Value Fund        3,478,692         2,624,277           1,995,630
International Growth Fund(b)                   --                --                21,687
Currency Hedged International
    Equity Fund                             198,588           144,922              54,121

Foreign Fund                              1,768,087         1,770,412           1,791,397
Foreign Small Companies Fund                   --              42,410             143,383
International Small Companies Fund          250,044           259,560             325,894
Emerging Markets Fund                     1,461,556         1,392,256           1,408,844
Emerging Countries Fund                      77,765            83,066              72,726
Asia Fund                                   171,917           162,435             149,406
Tax-Managed International Equities Fund     114,370           144,693             108,743

Domestic Bond Fund                          255,809           241,182             245,946
Core Plus Bond Fund                         185,609           154,138             309,645
International Bond Fund                     250,367           220,399             241,241
Currency Hedged International Bond Fund     468,892           435,210              24,127

Global Bond Fund                            288,931           325,230             400,082
Emerging Country Debt Fund                1,061,617         1,193,586           1,213,249
Short-Term Income Fund                       76,023            61,111              58,315

                                        March 1, 1999     March 1, 2000      March 1, 2001
                                           Through           Through            Through
                                      February 29, 2000  February 28, 2001  February 28, 2002
                                      -----------------  -----------------  -----------------
Global Hedged Equity Fund                     8,662            11,974               5,318
Inflation Indexed Bond Fund                  62,695            90,070             135,724
Emerging Country Debt Share Fund                  0                 0                   0
International Equity Allocation Fund              0                 0                   0
World Equity Allocation Fund                      0                 0                   0
Global (U.S.+) Equity Allocation Fund             0                 0                   0

U.S. Sector Fund                                  0                 0                   3

(a) Shareholder servicing fees for the Fund reflect fees paid by the Fund to GMO from the Fund's commencement of operations on January 29, 2002 through February 28, 2002

(b) Shareholder servicing fees for the Fund reflect fees paid by the Fund to GMO from the Fund's commencement of operations on November 30, 2001 through February 28, 2002.

Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds. GMO pays all distribution-related expenses of the Funds (other than distribution fees paid pursuant to the Distribution and Service (12b-1) Plan for Class M Shares or administrative fees related thereto).

Counsel. Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust.

                             PORTFOLIO TRANSACTIONS

The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the U.S. Funds with primary market makers unless better prices or executions are available elsewhere.

Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:

                                              March 1, 1999        March 1, 2000           March 1, 2001
                                                 Through              Through                 Through
                                           February 29, 2000      February 28, 2001      February 28, 2002
                                           -----------------      -----------------      -----------------
U.S. Core Fund                                 $3,385,122             $3,138,091             $4,011,978

                                              March 1, 1999        March 1, 2000           March 1, 2001
                                                 Through              Through                 Through
                                           February 29, 2000      February 28, 2001      February 28, 2002
                                           -----------------      -----------------      -----------------
Tobacco-Free Core Fund                            293,723                314,138                500,744
Value Fund                                        728,107                805,517                938,312
Intrinsic Value Fund                               16,196                 50,965                162,077
Growth Fund                                        81,237                180,021                318,261
Small Cap Value Fund                              690,450                880,659                649,491
Small Cap Growth Fund                             409,182                211,175                 75,391
Real Estate Fund                                   95,220                100,996                118,883
Tax-Managed U.S. Equities Fund                      5,617                 20,728                 26,062
Tax-Managed Small Companies Fund                   96,276                196,916                 79,962

International Disciplined Equity  Fund(a)                                                         7,470
International Intrinsic Value Fund              3,416,885              1,874,882              1,222,132
International Growth Fund(b)                                                                     35,943
Currency Hedged International Equity Fund         269,798                105,183                 16,681

Foreign Fund                                    2,242,126              2,055,646              1,382,979
Foreign Small Companies Fund                           --                 81,462                301,543
International Small Companies Fund                195,830                191,406                186,997

Emerging Markets Fund                           7,151,287              7,202,353              6,127,179
Emerging Countries Fund                           600,235                347,360                317,735
Asia Fund                                       1,188,954                934,345                448,946
Tax-Managed International Equities Fund           105,176                142,619                 83,829

Domestic Bond Fund                                 25,903                 33,506                 32,442
Core Plus Bond Fund                                33,858                 81,476                 60,752
International Bond Fund                            31,558                                        22,991
Currency Hedged International Bond Fund            62,086                                         2,038

Global Bond Fund                                   33,865                                        36,748
Emerging Country Debt Fund                         53,772                                        23,322
Short-Term Income Fund                                 --                     --                     --
Global Hedged Equity Fund                          23,883                 29,875                 49,720
Inflation Indexed Bond Fund                            --                     --                     --
Emerging Country Debt Share Fund                       --                     --                     --

International Equity Allocation Fund                   --                     --                     --
World Equity Allocation Fund                           --                     --                     --

                                              March 1, 1999        March 1, 2000           March 1, 2001
                                                 Through              Through                 Through
                                           February 29, 2000      February 28, 2001      February 28, 2002
                                           -----------------      -----------------      -----------------
Global (U.S.+) Equity Allocation Fund                  --                     --                     --


U.S. Sector Fund                                       --                     --                     --

(a) Brokerage commissions for the Fund reflect commissions generated from the Fund's commencement of operations on January 29, 2002 through February 28, 2002.

(b) Brokerage commissions for the Fund reflect commissions generated from the Fund to GMO from the Fund's commencement of operations on November 30, 2001 through February 28, 2002.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on the last day of February.

Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Asia Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; U.S. Sector Fund; Pelican Fund; Alpha LIBOR Fund; Taiwan Fund; and International Core Plus Allocation Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the affect of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares and Class M Shares.

The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

         On June 3, 2002 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:

FUND                                                SHAREHOLDERS
----                                                ------------
GMO Growth Fund                                     Surdna Foundation Inc
                                                    Attn: Mark De Venoge
                                                    330 Madison Avenue 30th Floor
                                                    New York, NY  10017-5001

                                                    The Northern Trust Company, Trustee of The
                                                    Aerospace Corporation Employees
                                                    Retirement Plan Trust
                                                    Attn: Mutual Funds
                                                    P.O. Box 92956
                                                    Chicago, IL  60675

GMO Value Fund                                      Leland Standford Junior University II
                                                    Stanford Management Company
                                                    2770 Sand Hill Road
                                                    Menlo Park, CA  94025

GMO Short-Term Income Fund                          Bost & Co A/C NYXF1049822
                                                    (Verizon-STIF)
                                                    Mutual Funds Operations
                                                    P.O. Box 3198
                                                    Pittsburgh, PA  15230-3198

GMO Small Cap Value Fund                            Bost & Co A/C WFHF6202002
                                                    FBO The Hewlett Foundation
                                                    Attn: Mutual Funds Operations

FUND                                                SHAREHOLDERS
----                                                ------------
                                                    P.O. Box 3198
                                                    Pittsburgh, PA  15230-3198

GMO U.S. Sector Fund                                Wadsworth Atheneum Museum of Art
                                                    Attn: David Baxter
                                                    600 Main Street
                                                    Hartford, CT  06103

GMO International Bond Fund                         Bost & Co A/C NYXF1049812
                                                    (Verizon-IBF)
                                                    Mutual Funds Operations
                                                    P.O. Box 3198
                                                    Pittsburgh, PA  15230-3198

                                                    Saturn & Co A/C 4600712
                                                    c/o Investors Bank & Trust Co TR
                                                    FBO The John Hancock Financial Service Inc
                                                    Pension Plan
                                                    P.O. Box 9130 FPG90
                                                    Boston, MA 02117-9130

GMO Small Cap Growth Fund                           Bost & Co A/C WFHF6202002
                                                    FBO The Hewlett Foundation
                                                    Attn: Mutual Funds Operations
                                                    P.O. Box 3198
                                                    Pittsburgh, PA  15230-3198

GMO Domestic Bond Fund                              Trust for Millipore Corporation
                                                    Invested Employee Plans - DBF
                                                    Attn: Sandra Silvestro
                                                    80 Ashby Road M/S E4H
                                                    Bedford, MA  01730

GMO Currency Hedged International Bond Fund         Metropolitan Opera Association Inc
                                                    Attn: Ms Freda Gimpel
                                                    Metropolitan Opera Association Inc
                                                    Lincoln Center Rm 423A Finance Dept
                                                    New York, NY 10023

                                                    GMO Global Balanced Allocation Fund
                                                    Attn: Ms. Julie Coady
                                                    c/o GMO
                                                    40 Rowes Wharf
                                                    Boston, MA  02110

FUND                                                SHAREHOLDERS
----                                                ------------
GMO Currency Hedged International Equity Fund       The Edna McConnell Clark Foundation Inc
                                                    Attn: Mr. Ralph Stefano
                                                    Director of Finance
                                                    250 Park Avenue
                                                    New York, NY  10177-0026

GMO Global Bond Fund                                Fresno County Employees' Retirement Association
                                                    Attn: Gary W Peterson
                                                    P.O. Box 1247
                                                    2281 Tulare Street
                                                    Fresno, CA  93715

GMO World Balanced Allocation Fund                  Mars & Co (Bridgewater College)
                                                    c/o Investors Bank & Trust
                                                    P.O. Box 9130
                                                    Boston, MA  02117

GMO Global (U.S. +) Allocation Fund                 Bost & Co
                                                    Yale Trusts
                                                    P.O. Box 534005
                                                    Pittsburgh, PA  15253-4005

GMO Core Plus Bond Fund                             Bost & Co A/C NYXF174740
                                                    (Verizon-Core Plus)
                                                    Attn: Mutual Funds Operations
                                                    P.O. Box 3198
                                                    Pittsburgh, PA  15230-3198

GMO Emerging Countries Fund                         Duke University Long-Term
                                                    (Endowment) Pool - Emerging
                                                    c/o Duke Management Company
                                                    2200 W. Main St., Suite 1000
                                                    Durham, NC  27705

GMO Asia Fund                                       Princeton University TR
                                                    Attn: John D Sweeney
                                                    P.O. Box 35
                                                    Princeton, NJ  08544

GMO Tax-Managed U.S. Equities Fund                  Alexander Family Trust
                                                    c/o Groves-Alexander
                                                    700 N. St. Mary's St. #1200
                                                    San Antonio, TX  78205

GMO Tax-Managed International Equities Fund         Gordon Family Trust

FUND                                                SHAREHOLDERS
----                                                ------------
                                                    1325 Airmotive Way Suite 264
                                                    Reno, NV  89502

                                                    The Northern Trust TR
                                                    Mars Benefit Trust
                                                    P.O. Box 92956
                                                    Chicago, IL  60675

GMO Intrinsic Value Fund                            Princeton University TR
                                                    Attn: John D Sweeney
                                                    P.O. Box 35
                                                    Princeton, NJ  08544

GMO Emerging Country Debt Share Fund                Sprint Corporate Master Trust
                                                    6220 Sprint Parkway
                                                    Overland Park, KS  66251

GMO Tax-Managed Small Companies Fund                Bost & Co A/C WBHF7000702
                                                    FBO WB Hilton Crut
                                                    Mutual Funds Operations
                                                    P.O. Box 3198
                                                    Pittsburgh, PA  15230-3198

GMO Foreign Small Companies Fund                    The University of Chicago
                                                    Attn: Regina Manikowski
                                                    450 N. Cityfront Plaza Drive Suite 440
                                                    Chicago, IL  60611

GMO International Disciplined Equity Fund           Mac & Co A/C KREF0756022
                                                    Kresge Foundation
                                                    Attn: Mutual Fund Operations
                                                    P.O. Box 3198
                                                    Pittsburgh, PA  15230-3198

                                                    Northern Trust Company as Custodian FB
                                                    The Nathan Cummings Foundation
                                                    A/C 26-32949
                                                    P.O. Box 92956
                                                    Chicago, IL  60675-2956

GMO International Growth Fund                       Bost & Co A/C NYXF1776502
                                                    (Verizon-Intl Growth)
                                                    Mutual Funds Operations
                                                    P.O. Box 3198
                                                    Pittsburgh, PA  15230-3198

As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

                                  VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and
(ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS' SHARES

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the U.S. Core Fund as of June 3, 2002:

--------------------------------------------------------------------------------
             Name and Address                                    % Ownership
--------------------------------------------------------------------------------
Wheeler & Co. f/b/o The Hyams Foundation, Inc.                       13.8
Hutchins Wheeler & Dittmar
Attn:  Mr. James T. Robinson
101 Federal Street
Boston, MA  02110
--------------------------------------------------------------------------------
Mac & Co. A/C RHFF0207002                                             9.6
(Rose Hills Fdn.)
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198
--------------------------------------------------------------------------------
Charles Schwab & Co. Inc.                                             8.5
Special Custody Account - NSCC
101 Montgomery Street
Attn:  Mutual Funds
San Francisco, CA  94104
--------------------------------------------------------------------------------
The Trustees of Reservations General Endowment                        8.1
572 Essex Street
Beverly, MA  01915
--------------------------------------------------------------------------------
The Clowes Fund Inc                                                   6.6
Attn: Beth Casselman
320 N. Meridian St #316
Indianapolis, IN  46204
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the U.S. Core Fund as of June 3, 2002:

--------------------------------------------------------------------------------
               Name and Address                                % Ownership
--------------------------------------------------------------------------------
Yale University                                                     23.6
230 Prospect Street
Attn: Theodore D. Seides
New Haven, CT 06511
--------------------------------------------------------------------------------
Bost & Co. A/C WFHF6202002                                          20.1
FBO The Hewlett Foundation
Attn: Mutual Funds Operations
PO Box 3198
Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Employee Retirement Plan of Safeway In                              18.5
5918 Stoneridge Mall Road
Pleasanton, CA 94588-3229
--------------------------------------------------------------------------------
University of Rochester                                             18.1
Attn:  Joyce A. Johnson
Wallis Hall, Suite 263
River Campus Box 270012
Rochester, NY  14627-0012
--------------------------------------------------------------------------------
Duke University Long Term Endowment PO                               8.4
2200 West Main Street
Suite 1000
Attn:  Portfolio Accounting
Durham, NC  27705
--------------------------------------------------------------------------------
Corning Retirement Master Trust                                      6.9
Attn:  Mr. Robert J Grassi
Director Investment Services
Corning Inc
One Riverfront Plaza HQ-E2
Corning, NY  14831-0001
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class V Shares of the U.S. Core Fund as of June 3, 2002:

--------------------------------------------------------------------------------
              Name and Address                                  % Ownership
--------------------------------------------------------------------------------
NRECA                                                               92.7
Attn: Patricia A Murphy
Investment Division
4301 Wilson Boulevard
RS18-305
Arlington, VA  22203-1860
--------------------------------------------------------------------------------
Mr. Peter Manley                                                     7.3
GMO US Core Equity Trust
Level 7  2 Bulletin Place
Sydney, NSW Australia  2000
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tobacco-Free Core Fund as of June 3, 2002:

--------------------------------------------------------------------------------
                 Name and Address                                    % Ownership
--------------------------------------------------------------------------------
Memorial Sloan-Kettering Cancer Center                                  42.9
1275 York Avenue
New York, NY  10021
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Name and Address                                    % Ownership
--------------------------------------------------------------------------------
Trustees of Columbia University in the City of New York-Global          12.3
Columbia University
475 Riverside Drive, Suite 401
New York, NY  10115
--------------------------------------------------------------------------------
Tufts Associated Health Maintenance Organization Inc.                   11.5
353 Wyman Street
Waltham, MA  02454
--------------------------------------------------------------------------------
The Boston Foundation, Inc.                                             10.3
75 Arlington Street 10th Floor
Boston, MA  02116
--------------------------------------------------------------------------------
The Flinn Foundation                                                     8.9
Attn:  Don Snider
1802 North Central Avenue
Phoenix, AZ  85004-1506
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Tobacco-Free Core Fund as of June 3, 2002:

--------------------------------------------------------------------------------
                Name and Address                               % Ownership
--------------------------------------------------------------------------------
Northern Trust Company Custodian FBO                               29.3
Mayo Foundation (General) A/C # 26-1024
Attn: Mr. Harry Hoffman
P.O. Box 92956
Chicago, IL  60675
--------------------------------------------------------------------------------
Northern Trust Company as Trustee FBO                              27.3
Mayo Foundation (Pension) A/C # 22-06943
Attn: Mr. Harry Hoffman
P.O. Box 92956
Chicago, IL  60675
--------------------------------------------------------------------------------
Dewitt Wallace-Reader's Digest Fund, Inc                           23.3
Two Park Avenue, 23rd Floor
Attn: Rob D Nagel
New York, NY  10016
--------------------------------------------------------------------------------
Lila Wallace-Reader's Digest Fund, Inc                             20.0
Two Park Avenue, 23rd Floor
Attn: Rob D Nagel
New York, NY  10016
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Value Fund as of June 3, 2002:

--------------------------------------------------------------------------------
          Name and Address                                 % Ownership
--------------------------------------------------------------------------------
Leland Stanford Junior University II                          63.0
Stanford Management Company
2770 Sand Hill Road
Menlo Park, CA 94025
--------------------------------------------------------------------------------
Leland Stanford Junior University I                            9.1
Stanford Management Company
2770 Sand Hill Road
Menlo Park, CA 94025
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Intrinsic Value Fund as of June 3, 2002:

--------------------------------------------------------------------------------
             Name and Address                                % Ownership
--------------------------------------------------------------------------------
Princeton University Tr                                          71.3
Attn: John D. Sweeney
P.O. Box 35
Princeton, NJ 08544
--------------------------------------------------------------------------------
Claremont Graduate University                                     8.7
Attn: Jennifer Stockton
150 East 10th
Harper 161
Claremont, CA  91711
--------------------------------------------------------------------------------
Portland Museum of Art                                            8.4
Seven Congress Square
Portland, ME  04101
--------------------------------------------------------------------------------
Wendling Foundation                                               5.4
Attn: Mr. Willard Cook Treasurer
59 Bank Street
New York, NY  10014-5921
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Growth Fund as of June 3, 2002:

--------------------------------------------------------------------------------
            Name and Address                                   % Ownership
--------------------------------------------------------------------------------
Surdna Foundation Inc.                                            44.3
Attn:  Mark De Venoge
330 Madison Avenue 30th Floor
New York, NY 10017-5001
--------------------------------------------------------------------------------
The Northern Trust Company, Trustee of The Aerospace
    Corporation Employees Retirement Plan Trust                   37.9
Attn:  Mutual Funds
P.O. Box 92956
Chicago, IL 60675
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Name and Address                                   % Ownership
--------------------------------------------------------------------------------
Fleet National Bank TTEE                                           7.9
FBO Town of Groton Pension Plan
Attn:  1983667010
P.O. Box 92800
Rochester, NY  14692-8900
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Value Fund as of June 3, 2002:

--------------------------------------------------------------------------------
               Name and Address                                     % Ownership
--------------------------------------------------------------------------------
Bost & Co A/C WFHF6202002                                               30.9
FBO the Hewlett Foundation
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------
Trustees of Columbia University in the City of New York-Global           6.8
Columbia University
475 Riverside Drive - Suite 401
New York, NY 10115
--------------------------------------------------------------------------------
Surdna Foundation Inc Global AA                                          6.1
Attn: Mark De Venoge
330 Madison Avenue 30th Floor
New York, NY  10017-5001
--------------------------------------------------------------------------------
Conrad N. Hilton Foundation                                              5.8
100 West Liberty Street - Suite 840
Reno, NV 89501
--------------------------------------------------------------------------------
Claremont Graduate University                                            5.2
Attn: Jennifer Stockton
150 East 10th
Harper 161
Claremont, CA  91711
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Growth Fund as of June 3, 2002:

--------------------------------------------------------------------------------
               Name and Address                          % Ownership
--------------------------------------------------------------------------------
Bost & Co A/C WFHF6202002                                    64.5
FBO the Hewlett Foundation
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------
Claremont Graduate University                                10.3
Attn: Jennifer Stockton
150 East 10th
Harper 161
Claremont, CA 91711
--------------------------------------------------------------------------------
Surdna Foundation Inc. Global AA                              9.5
Attn: Mark De Venoge
330 Madison Avenue 30th Floor
New York, NY 10017-5001
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Real Estate Fund as of June 3, 2002:

--------------------------------------------------------------------------------
             Name and Address                                   % Ownership
--------------------------------------------------------------------------------
JP Morgan Chase Bank as Directed Trustee for the
 Corning Retirement Master Trust AA                                12.5
One Riverfront Plaza
MP-HQ-E2-34
Corning, NY  14831
--------------------------------------------------------------------------------
Bost & Co A/C WFHF6202002                                          10.7
FBO the Hewlett Foundation
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------
Phillips Exeter Academy                                            10.1
Attn: Joseph E. Fellows
20 Main Street
Exeter, NH 03833-2460
--------------------------------------------------------------------------------
The Edna McConnell Clark Foundation                                 9.9
Attn: Mr. Ralph Stefano Director of Finance
250 Park Avenue
New York, NY  10177-0026
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Name and Address                                   % Ownership
--------------------------------------------------------------------------------
Trustees of Columbia University in the
 City of New York-Global                                            5.9
Columbia University
475 Riverside Drive, Suite 401
New York, NY  10115
--------------------------------------------------------------------------------
Conrad N. Hilton Foundation                                         5.6
100 West Liberty Street - Suite 840
Reno, NV 89501
--------------------------------------------------------------------------------
GMO Global Balanced Allocation Fund                                 5.2
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA  02110
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed U.S. Equities Fund as of June 3, 2002:

--------------------------------------------------------------------------------
                  Name and Address                                  % Ownership
--------------------------------------------------------------------------------
Alexander Family Trust                                                   26.0
c/o Groves-Alexander
700 N. St Mary's St #1200
San Antonio, TX  78205
--------------------------------------------------------------------------------
Goulstorrs and Co Inc PS Trust                                           21.5
Attn: David Cormier
400 Atlantic Avenue
Boston, MA  02110-3333
--------------------------------------------------------------------------------
Fleet National Bank Metcalf FBO Various Accounts Cash Reinvest           14.8
P.O. Box 92800
Rochester, NY 14692-8900
--------------------------------------------------------------------------------
Goulstorrs and Co Inc SS Grat 09                                          9.2
Attn: David Cormier
400 Atlantic Avenue
Boston, MA  02110-3333
--------------------------------------------------------------------------------
Goulstorrs and Co Inc AB Grat 14                                          7.0
Attn: David Cormier
400 Atlantic Avenue
Boston, MA  02110-3333
--------------------------------------------------------------------------------
Cormorant Fund                                                            5.8
c/o GMO
40 Rowes Wharf
Boston, MA 02110
--------------------------------------------------------------------------------
Janet H. Geary                                                            5.5
1211 SW 5th Ave.
Suite 2980
Portland, OR 97204
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed Small Companies Fund as of June 3, 2002:

--------------------------------------------------------------------------------
               Name and Address                             % Ownership
--------------------------------------------------------------------------------
Bost & Co A/C WBHF7000702                                       28.6
FBO WB Hilton Crut
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198
--------------------------------------------------------------------------------
The Noah T. Herndon Trust 1999                                  10.8
Douglas A. Donahue Trustee
Brown Brothers Harriman and Co
Attn: Mr. Douglas A. Donahue Trustee
40 Water Street
Boston, MA 02109
--------------------------------------------------------------------------------
S. Parker Gilbert & Robert M. Pennoyer
 TR U/ART 11 (G) FBO                                             9.1
 George W. Merck
Attn: Janet Blakeman
Patterson Belknap Webb & Tyler
1133 Avenue of the Americas
New York, NY 10036
--------------------------------------------------------------------------------
Strafe & Co. FAO T/W                                             7.2
John G. Stoll - Residuary
BIN # 3401079200
P.O. Box 160
Westerville, OH 43086-0160
--------------------------------------------------------------------------------
Serena M Hatch                                                   5.1
c/o Francis W Hatch
Box 2189
Manchester Center, VT  05255
--------------------------------------------------------------------------------
Judith M Buechner                                                5.1
3572 State Route 315
Pawlet, VT  05761
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the International Intrinsic Value Fund as of June 3, 2002:

--------------------------------------------------------------------------------
            Name and Address                               % Ownership
--------------------------------------------------------------------------------
Sisters of The Holy Cross Inc.                                  28.0
c/o Sister Mary Eliza Martin CSC
General Treasurer
313 Bertrand Hall Saint Marys
Notre Dame,  IN 46556-5000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Name and Address                               % Ownership
--------------------------------------------------------------------------------
MD CO FBO Memorial Drive Trust                                  22.2
c/o MDT Advisors Inc
Attn: Kelly Corwin
125 Cambridge Park Dr
Cambridge, MA  02140-2314
--------------------------------------------------------------------------------
Marshall & Ilsey Trust FBO                                      19.0
Medical College of Wisconsin
Attn: Mutual Fund Operations
1000 N Water Street 14th Floor
Milwaukee, WI  53202
--------------------------------------------------------------------------------
Jupiter & Co                                                    10.2
c/o Investors Bank & Trust
Attn: Michael Guimares
P.O. Box 9130 FPG 90
Boston, MA  02117
--------------------------------------------------------------------------------
Barnard College                                                  8.7
Attn: Gary F Smith
Controller
3009 Broadway
New York, NY  10027
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Intrinsic Value Fund as of June 3, 2002:

--------------------------------------------------------------------------------
                   Name and Address                               % Ownership
--------------------------------------------------------------------------------
Milwaukee County Employees Retirement System                           8.0
Attn: Mr. Steven Vo
Mellon Trust
135 Santilli Highway Mail Zone 026003
Everett, MA  02149-1906
--------------------------------------------------------------------------------
MAC & Co A/C IIIF2193342                                               6.3
FBO ISPAT Inland Inc.
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------
Charles Schwab & Co Inc                                                6.0
Special Custody Account for Exclusive Benefit of Customers
101 Montgomery St
Attn: Mutual Funds
San Francisco, CA  94104
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Name and Address                               % Ownership
--------------------------------------------------------------------------------
Bankers Trust Company as Trustee of Invensys                           5.9
Master Retirement Trust
Attn: James H Young
Deutsche Bank
100 Plaza One MS 3047
Jersey City, NJ  07311
--------------------------------------------------------------------------------
Houston Endowment Inc                                                  5.5
600 Travis Suite 6400
Houston, TX  77002-3007
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the International Intrinsic Value Fund as of June 3, 2002:

--------------------------------------------------------------------------------
                       Name and Address                            % Ownership
--------------------------------------------------------------------------------
State Street Bank as Trustee of the EDS Retirement
  Plan-SSB EPAC PMI Value Index Mandate                                 49.2
State Street Bank & Trust Co
Attn: Laura Mears
P.O. Box 1992
Boston, MA 02105-1992
--------------------------------------------------------------------------------
President and Fellows of Harvard College                                22.4
c/o Harvard Management Company
600 Atlantic Avenue
Boston, MA  02210
--------------------------------------------------------------------------------
Trustees of Columbia University in the City of New York-Global          16.3
Columbia University
475 Riverside Drive - Suite 401
New York, NY 10115
--------------------------------------------------------------------------------
Retirement Plan for Staff Employees of Yale University                   5.8
230 Prospect Street
New Haven, CT  06511
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Equity Fund as of June 3, 2002:

--------------------------------------------------------------------------------
                  Name and Address                           % Ownership
--------------------------------------------------------------------------------
The Edna McConnell Clark Foundation IN                           48.1
Attn: Mr. Ralph Stefano
Director of Finance
250 Park Avenue
New York, NY 10177-0026
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Name and Address                           % Ownership
--------------------------------------------------------------------------------
GMO Global Balanced Allocation Fund                              22.1
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA  02110
--------------------------------------------------------------------------------
World Wildlife Fund                                               8.4
Attn: Mr. David Rada Financial Officer
1250 24th Street NW, Suite 500
Washington, DC  20037-1175
--------------------------------------------------------------------------------
Maximilian E & Marion O Hoffman Foundation                        6.6
Suite 203
970 Farmington Ave
West Hartford, CT  06107
--------------------------------------------------------------------------------
St Mark's School                                                  6.4
Attn: Robert D Meyer Business Manager
25 Marlborough Road
Southborough, MA  01772-9105
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the Foreign Fund as of June 3, 2002:


--------------------------------------------------------------------------------
             Name and Address                                     % Ownership
--------------------------------------------------------------------------------
Harris County Hospital District Pension Plan                          19.7
Attn: Clifford J Bottoms SR VP & CFO
2525 Holly Hall
Houston, TX  77054
--------------------------------------------------------------------------------
Bankers Trust Company of the Southwest FBO Texas
  Children's Hospital                                                 15.1
P.O. Box 9014
Church Street Station
New York, NY  10008
--------------------------------------------------------------------------------
Strafe & Co for the Account of Owensbo                                13.6
Mercy  Health System for Grantham  Mayo
Account 3402815000
P.O. Box 0160
Westerville, OH 43086-0160
--------------------------------------------------------------------------------
American Committee for the Weizmann Institute
  of Science Inc                                                      11.1
Attn: Henry Pavony
130 East 59th Street
10th Floor
New York,  NY 10022
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             Name and Address                                     % Ownership
--------------------------------------------------------------------------------
Suntrust Bank Inc Cust for City of Fairfax
  Retirement Plan GMO                                                  6.2
Attn: A/C #7003302-7039978
P.O. Box 105870-Ctr 3144
Atlanta, GA  30348-5870
--------------------------------------------------------------------------------
Charles Schwab & Co Inc.                                               5.2
Special Custody Account - NSCC
101 Montgomery Street
Attn:  Mutual Funds
San Francisco, CA 94104
--------------------------------------------------------------------------------

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Fund as of June 3, 2002:

--------------------------------------------------------------------------------
              Name and Address                                 % Ownership
--------------------------------------------------------------------------------
Hershey Trust Company                                              10.5
Trustee for Milton Hershey School
P.O. Box 445
100  Mansion Road East
Hershey, PA 17033
--------------------------------------------------------------------------------
University of Pennsylvania                                          9.3
Attn: Roberta Bell
3535 Market Street
Suite 500
Philadelphia, PA 19104-3309
--------------------------------------------------------------------------------
Metropolitan Museum of Art                                          7.3
Attn: Mr.  Steve Berstler
Chief  Investment Officer
Fifth Avenue at 82nd Street
New York, NY 10028-0198
--------------------------------------------------------------------------------
Swarthmore College - Foreign                                        7.0
500 College Ave
Swarthmore, PA 19081-1397
--------------------------------------------------------------------------------
The University of Chicago                                           5.9
Attn: Regina Manikowski
450 N Cityfront Plaza Drive Suite 440
Chicago, IL  60611
--------------------------------------------------------------------------------

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Foreign Fund as of June 3, 2002:

                      Name and Address                        % Ownership
                      ----------------                        -----------
Princeton University Tr                                           38.5
Attn: John D. Sweeney
P.O. Box 35
Princeton,  NJ 08544

President and Fellows of Harvard College                          36.0
C/o Harvard Management Company
600 Atlantic Avenue
Boston, MA  02210

Dewitt Wallace-Reader's Digest Fund-Intl Inc.                     11.4
Two Park Avenue 23rd Floor
Attn: Rob D. Nagel
New York, NY 10016

Lila Wallace-Reader's Digest Fund-Intl Inc.                        9.7
Two Park Avenue 23rd Floor
Attn: Rob D. Nagel
New York, NY 10016

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Small Companies Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
The University of Chicago                                         37.0
Attn: Regina Manikowski
450 N Cityfront Plaza Drive Suite 440
Chicago, IL  60611

Princeton University Tr                                           18.5
Attn: John D. Sweeney
P.O. Box 35
Princeton, NJ 08544

Northern Trust Company as Trustee FBO FMC Technologies Inc        14.6
Master Retirement Trust A/C #22-07411 (FORS)
Attn: Mutual Fund Ops
P.O. Box 92956
Chicago, IL  60675-2956

Baylor University                                                 13.0
Attn: Jonathan Hook
700 S University Parks Drive Suite 700
Waco, TX  76706

                      Name and Address                         % Ownership
                      ----------------                         -----------
Northern Trust Company Custodian FBO CD International Small        6.3
Cap Trust A/C # 26-12287
Attn: Special Assets-Trade
P.O. Box 92956
Chicago, IL  60675

University of Minnesota Foundation                                 6.1
University Gateway Center
200 Oak Street SE Suite 225
Minneapolis, MN  55454-1020

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Small Companies Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Yale University                                                   23.3
230 Prospect Street
Attn: Theodore D. Seides
New Haven, CT 06511

Princeton University TR                                           15.5
Attn: John D. Sweeney
P.O. Box 35
Princeton,  NJ 08544

Boston & Co A/C NYXF1049682 (Verizon SCA Mutual Fund               7.5
Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Partners Healthcare System Inc. Pooled Investment Accounts         6.5
Long Term Pool #
Attn: William N Donovan
101 Merrimac Street
Treasury - 4th Floor
Boston, MA  02114

The Edna McConnell Clark Foundation                                5.7
Attn: Mr. Ralph Stefano
Director of Finance
250 Park Avenue
New York, NY  10177-0026

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Markets Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Charles Schwab & Co Inc.                                          20.3
FBO 51055025
Amherst, MA 01002
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

Charles Schwab & Co Inc.                                          10.6
FBO 50389414
Boston, MA 02116
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

John D & Catherine T MacArthur Foundation                          7.3
Attn: Lawrence L Landry
140 South Dearborn, Suite 1100
Chicago, IL   60603

Charles Schwab & Co. Inc.                                          7.2
FBO 87135695
Sudbury, MA 01776
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

Charles Schwab & Co. Inc.                                          6.7
FBO 86957261
San Luis OBISPO,
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

Charles Schwab & Co. Inc.                                          6.3
FBO 57615172
Indian Wells,
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

Duke University Long-Term (Endowment) Pool - Emerging              6.2
c/o Duke Management Company
2200 W. Main St, Suite 1000
Durham, NC  27705

                      Name and Address                         % Ownership
                      ----------------                         -----------
Charles Schwab & Co. Inc.                                          6.1
FBO 54301935
Shelburne, VT  05482-6304
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

Charles Schwab & Co. Inc.                                          5.9
FBO 87139478
Waltham, MA 02454-0224
Attn: Mutual Fund Operations 333/4
101 Montgomery Street
San Francisco, CA 94104

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Markets Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Princeton University Tr                                           28.3
Attn: John D. Sweeney
P.O. Box 35
Princeton, NJ 08544

Leland Stanford Junior                                            13.5
University II- AA
Stanford Management Company
2770 Sand Hill Road
Menlo Park, CA 94025

Washington State Investment Board                                 13.0
Attn: Ms. Nancy Calkins
P.O. Box 40916
2424 Heritage Court SW
Olympia, WA 98504-0916

Central States Southeast & Southwest Areas Pension Fund           12.0
Attn: Nancy J Norton
c/o JP Morgan Investment Management Inc
522 Fifth Avenue
New York, NY  10036

State Street Bank and Trust Company as Trustee of the EDS         10.7
Retirement Plan IFC Investable Mandate
P.O. Box 1992
Boston, MA  02105-1992

The Northern Trust Company as Trustee FBO Mayo Foundation          5.3
A/C 22-05192
P.O. Box 92956
Chicago, IL  60675

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Countries Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Duke University Long-Term (Endowment) Pool - Emerging             34.6
c/o Duke Management Company
2200 W. Main Street, Suite 1000
Durham, NC 27705

GMO International  Equity Allocation Fund                         14.2
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA 02110

Alexander & Margaret Stewart Trust                                 9.2
Attn: Mr. William J Bierbower
888 17th Street W Suite 210
Washington, DC  20006

GMO Global Balanced Allocation Fund                                8.6
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA  02110

Employees' Retirement Plan of Duke University - Emerging           7.1
c/o Duke Management Company
2200 W. Main St., Suite 1000
Durham, NC 27705

The Gerhath Revocable Trust                                        5.3
Dated September 13, 1999
Attn: Ivan & Zoya Gerhath
P.O. Box 1749
Los Altos, CA  94023

The Stupski 1999-1 Charitable Remainder Unitrust                   5.3
Attn: Lawrence J. Stupski
2 Belvedere Place
Suite 110
Mill Valley, CA 94941

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Asia Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Princeton University Tr                                           44.3
Attn: John D. Sweeney
P.O. Box 35
Princeton, NJ 08544

Bost & Co A/C NYXF1741182                                         16.5
(Verizon-Asia)
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

The Trustees of Columbia University in the City of New            10.7
York-Dedicated Asia
Columbia University
475 Riverside Drive, Suite 401
New York, NY 10115

Leland Stanford Junior University II- AA                           8.4
Stanford Management Company
2770 Sand Hill Road
Menlo Park, CA 94025

The Northern Trust Company as Trustee                              7.3
FBO Mayo Foundation A/C 26-07634
P.O. Box 92956
Chicago, IL 60675

The Northern Trust Company as Trustee                              7.3
FBO Mayo Foundation A/C 22-05192
P.O. Box 92956
Chicago, IL 60675

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed International Equities Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Gordon Family Trust                                               29.1
1325 Airmotive Way, Suite 264
Reno,  NV 89502

The Northern Trust TR                                             28.0
Mars Benefit Trust
P.O. Box 92956
Chicago,  IL 60675

                      Name and Address                         % Ownership
                      ----------------                         -----------
Fleet National Bank Metcalf FBO                                    6.9
Various Accounts Cash Reinvest
P.O. Box 92800
Rochester, NY 14692-8900

Fiduciary Trust Company International                              6.7
FBO Trust U/W DTD 12/12/96
Michael S. Currier Art 8th
FBO Karin A Griscom
P.O. Box 3199 Church Street Station
New York, NY, 10008

Blush & Co                                                         5.7
Old Meadow Partnership
Attn: Manny Diaz
P.O. Box 976
New York, NY 10268

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Domestic Bond Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Trust for Millipore Corporation                                   25.9
Invested Employee Plans - DBF
Attn: Sandra Silvestro
80 Ashby Road M/S E4H
Bedford, MA 01730

GMO Global Balanced Allocation Fund                               20.8
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA  02110

World Wildlife Fund                                                8.5
Attn: Mr. David Rada Financial Officer
1250 24th Street NW, Suite 500
Washington, DC 20037-1175

Emerson Hospital Pension                                           6.2
Rt 2 Ornac
Concord, MA  01742

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Core Plus Bond Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Bost & Co A/C NYXF174740                                          59.7
(Verizon-Core Plus)
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

The Northern Trust Company as Trustee FBO Mayo Foundation         15.4
A/C 22-05191 USB 2
P.O. Box 92956
Chicago, IL 60675

The Northern Trust Company as Trustee FBO Mayo Foundation         13.8
A/C 26-07633 USB
P.O. Box 92956
Chicago, IL 60675

GMO Global Balanced Allocation Fund                                5.4
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA  02110

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Bond Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Boston & Co A/C NYXF1049812                                       40.3
(Verizon-IBF)
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Saturn & Co A/C 4600712                                           34.5
c/o Investors Bank & Trust Company
FBO The John Hancock Mutual Life
Insurance Company Pension Plan
P.O. Box 9130 FPG90
Boston, MA 02117-9130

                      Name and Address                         % Ownership
                      ----------------                         -----------
Woods Hole Oceanographic Institution                               8.1
Attn: Carolyn Bunker
CFO & Assoc Director of Finance and Administration
569 Woods Hole Road
Mail Stop 14
Woods Hole, MA 02543

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Bond Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Metropolitan Opera Association Inc.                               55.4
Attn: Ms Freda Gimpel
Metropolitan Opera Assoc Inc.
Lincoln Center Rm 423A Finance Dept
New York, NY 10023

GMO Global Balanced Allocation Fund                               34.2
Attn: Ms. Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA  02110

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Bond Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Fresno County Employees'                                          41.9
Retirement Association
Attn: Gary W. Peterson
P.O. Box 1247
2281 Tulare Street
Fresno, CA 93715

Tufts Associated  Health Maintenance Organization Inc.            22.2
353 Wyman Street
Waltham, MA 02454

The University of North Carolina At Chapel Hill                    7.0
    Foundation Investment Fund Inc. Global Fixed
    Income Account Investment Office
 308 West Rosemary St. Suite 203
 Chapel Hill, NC 27516

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
GMO Emerging Country Debt Share Fund                              15.4
Attn: Rick Okerman
40 Rowes Wharf
Boston, MA 02110

Jayvee & Co for CIBC Mellon Trust Co                               7.1
Trustee of the CN Pension Trust Funds
Attn: LP Constantin
320 Bay Street 6th Floor
Toronto Ontario Canada M5H 4A6
Attention Pooled Funds

Private Syndicate Pty Ltd as Trustee of the Alternative            5.9
Investment Private Syndicate
Attn: Mr. Peter A Norman
Level 18 321 Exhibition Street
Melbourne, Victoria 3000, Australia

Guardian Life                                                      5.7
Attn: Shirley Yee
7 Hanover Square Floor 20D
New York, NY  10004

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Country Debt Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Chase Manhattan Bank, TTEE                                        41.0
For General Motors Employees
Global Group Pension Trust
4 Chase Metrotech Center
18th Floor, Attn: Ms. Norma J. Duckson
Brooklyn, NY 11245

San Francisco City & County Retirement System                     37.6
Attn: Ted Wong
Head Accountant
30 Van Ness Avenue - Suite 3000
San Francisco, CA 94102

                      Name and Address                         % Ownership
                      ----------------                         -----------
Bost & Co A/C NYXF1049662                                          7.0
(Verizon-ECDF)
Mutual Funds Operation
P.O. Box 3198
Pittsburgh, PA  152303198

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Short-Term Income Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Boston & Co A/C NYXF1049822                                       26.0
(Verizon-STIF)
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Cormorant Fund                                                    14.3
c/o GMO
40 Rowes Wharf
Boston, MA  02110

Comprehensive Care Management Corporation - Unrestricted          13.3
Attn: Richard Rosen
2401 White Plains Road
Bronx, NY  10467

Comprehensive Care Management Corporation - Risk Reserve          12.3
Attn: Richard Rosen
2401 White Plains Road
Bronx, NY  10467

Beth Abraham Health Services                                       9.7
Specific Purpose Funds
Attn: Ira Green
c/o Stephen Mann
612 Allerton Avenue
Bronx, NY  10467

Beth Abraham Health Services                                       7.5
Third Party Liability
Attn: Ira Green
c/o Stephen Mann
612 Allerton Avenue
Bronx, NY  10467

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Hedged Equity Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
World Wildlife Fund                                               23.9
Attn: Mr. David Rada Financial Officer
1250 24th Street NW, Suite 500
Washington, DC 20037-1175

Cormorant Fund                                                    20.6
c/o GMO
40 Rowes Wharf
Boston, MA 02110

Yale University Retiree Health Benefit                            14.9
Coverage Trust
230 Prospect Street
New Haven, CT 06511

The Jeremy and Hannelore Grantham Charitable Trust                12.0
c/o GMO
40 Rowes Wharf
Boston, MA  02110

St. Mark's School                                                  9.3
Attn: Robert D. Meyer Business Manager
25 Marlborough Road
Southborough, MA 01772-9105

The Northern Trust as Trustee of the Contigroup Companies          7.4
Master Retirement Trust
Attn: Mutual Funds
50 South LaSalle Street
Chicago, IL 60675

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Inflation Indexed Bond Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Bost & Co A/C NYXF1776462 (Verizon IIX)                           16.3
Attn: Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

Phillips Exeter Academy                                           13.1
Attn: Joseph E. Fellows
20 Main Street
Exeter, NH 03833-2460

                      Name and Address                         % Ownership
                      ----------------                         -----------
JP Morgan Chase Bank as Directed Trustee for the Corning          10.7
Retirement Master Trust AA
One Riverfront Plaza
MP-HQ-E2-34
Corning, NY  14831

The Northern Trust Company, Trustee of the Aerospace              10.5
Corporation Employees Retirement Plan Trust
Attn: Mutual Funds
P.O. Box 92956
Chicago, IL  60675

The Edna McConnell Clark Foundation                               10.3
Attn: Mr. Ralph Stefano
Director of Finance
250 Park Avenue
New York, NY 10177-0026

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Share Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Sprint Corporate Master Trust                                     94.1
6220 Sprint Parkway
Overland Park, KS  66251

Fidelity Investments Institutional Operations Company              5.9
(FIIOC) as Agent For Certain Employee Benefit Plans
100 Magellan Way (KW1C)
Covington, KY  41015

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Equity Allocation Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Wenner-Gren Foundation                                            20.9
Attn: Maugha Kenny
220 Fifth Avenue
New York, NY 10001-7780

Regenstrief Foundation, Inc.                                      17.9
Global Equity Fund
1001 West Tenth Street
Indianapolis, IN 46202

                      Name and Address                         % Ownership
                      ----------------                         -----------
Citibank NA as Secured Party for Educational Broadcasting          6.7
Corporation-O
Attn: Gary Dobler
1 Court Square 43-15
Long Island City, NY  11120

The Raymond and Gertrude R. Saltzman Foundation                    6.3
Attn: Stuart Alperin Executive Director
Suite 105 East Cooper River Plaza
2400 McClellan Avenue
Pennsauken, NJ 08109

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the World Equity Allocation Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Mars & Co. (Bridgewater College)                                  99.8
c/o Investors Bank & Trust
P.O. Box 9130
Boston, MA 02117

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global (U.S.+) Equity Allocation Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Bost & Co.                                                        87.1
Yale Trusts
P.O. Box 534005
Pittsburgh, PA 15253-4005

Helen Benedict Foundation Inc.                                     7.4
Mr. Marc Devenoge
Chief Financial Officer Surdna FDN
330 Madison Avenue, 30th Floor
New York, NY 10017-5001

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Sector Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Wadsworth Atheneum Museum of Art                                  95.1
Attn: David Baxter
600 Main Street
Hartford, CT  06103

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Disciplined Equity Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Mac & Co A/C KREF0756022                                          65.0
Kresge Foundation
Attn: Mutual Fund Ops
P.O. Box 3198
Pittsburgh, PA  15230-3198

Northern Trust Company as Custodian FBO The Nathan                35.0
Cummings Foundation
A/C 26-32949
P.O. Box 92956
Chicago, IL  60675-2956

      The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Growth Fund as of June 3, 2002:

                      Name and Address                         % Ownership
                      ----------------                         -----------
Bost & Co A/C NYXF1776502                                         31.1
(Verizon-Intl Growth)
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

Trustees of Columbia University in the City of New York           11.0
- Global Columbia University
475 Riverside Drive Suite 401
New York, NY  10115

Mac & Co A/C DOMF8710092                                          10.7
FBO Dominion Resources
Attn: Mr. Donald Borneman
P.O. Box 3198
Pittsburgh, PA  15230-3198

                      Name and Address                         % Ownership
                      ----------------                         -----------
GMO International Equity Allocation Fund                           7.4
Attn: Ms Julie Coady
c/o GMO
40 Rowes Wharf
Boston, MA  02110


                                  OTHER MATTERS

      The Government of India's Enforcement Directorate has filed a complaint alleging that the GMO Emerging Markets Fund violated certain conditions under which it was granted permission to operate in the stock markets in India and has placed certain restrictions (including a lien) on the GMO Emerging Markets Fund's accounts in India pending resolution of the dispute. The amount of restricted assets is small relative to the size of the Fund, representing approximately 0.28% of the Fund's total assets as of May 31, 2002. The valuation of this possible claim and all matters relating to the Fund's response to these charges are subject to the supervision and control the Trust's Board of Trustees. The GMO Emerging Markets Fund's costs in respect of this matter are being treated as an extraordinary expense.


                              FINANCIAL STATEMENTS

      The Trust's audited financial statements for the fiscal year ended February 28, 2002 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are (with the exception of the financial statements relating to the Pelican Fund and the Alpha LIBOR Fund) hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST
                          SPECIMEN PRICE MAKE-UP SHEETS

Following are computations of the total offering price per share for each class of shares of each Fund of the Trust (except for the Pelican Fund and the Alpha LIBOR Fund) offering shares of beneficial interest as of February 28, 2002, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 2002.

U.S. Core Fund-Class II
  Net Assets at Value (Equivalent to $ 12.89 per share
based on 13,694,519 shares of beneficial interest
outstanding)                                                     $  176,455,865
  Offering Price                                                 $        12.89

U.S. Core Fund-Class III
  Net Assets at Value (Equivalent to $12.90 per share based
on 102,436,671 shares of beneficial interest outstanding)        $1,321,633,613
  Offering Price                                                 $        12.90

U.S. Core Fund-Class IV
  Net Assets at Value (Equivalent to $12.89 per share based
on 57,791,347 shares of beneficial interest outstanding)         $  744,813,305
  Offering Price                                                 $        12.89

U.S. Core Fund-Class V
  Net Assets at Value (Equivalent to $12.88 per share based
on 34,610,702 beneficial interest outstanding)                   $  445,737,700
  Offering Price                                                 $        12.88

Tobacco-Free Core Fund-Class III
  Net Assets at Value (Equivalent to $11.23 per share based
on 11,856,388 shares of beneficial interest outstanding)         $  133,203,212
  Offering Price                                                 $        11.23

Tobacco-Free Core Fund-Class IV
  Net Assets at Value (Equivalent to $11.23 per share based
on 22,093,292 shares of beneficial interest outstanding)         $  248,095,463
  Offering Price                                                 $        11.23

Value Fund-Class III
  Net Assets at Value (Equivalent to $8.82 per share based
on 26,325,474 shares of beneficial interest outstanding)         $  232,288,924
  Offering Price                                                 $         8.82

Intrinsic Value Fund-Class III
   Net Assets at Value (Equivalent to $10.73 per share
based on 9,100,959 shares of beneficial interest
outstanding)                                                     $   97,622,464
  Offering Price                                                 $        10.73

Growth Fund-Class III
  Net Assets at Value (Equivalent to $18.23 per share based
on 6,378,644 shares of beneficial interest outstanding)          $  116,305,865
  Offering Price                                                 $        18.23

Small Cap Value Fund-Class III
  Net Assets at Value (Equivalent to $14.91 per share based
on 21,035,596 shares of beneficial interest outstanding)         $  313,596,333
  Offering Price ($14.91 x 100/99.50)*                           $        14.98

Small Cap Growth Fund-Class III
  Net Assets at Value (Equivalent to $16.48 per share based
on 1,034,546 shares of beneficial interest outstanding)          $   17,049,240
  Offering Price ($16.48 x 100/99.50)*                           $        16.56

Real Estate Fund-Class III
  Net Assets at Value (Equivalent to $11.17 per share based
on 17,236,512 shares of beneficial interest outstanding)         $  192,606,296
  Offering Price                                                 $        11.17

Tax-Managed U.S. Equities Fund-Class III
  Net Assets at Value (Equivalent to $11.24 per share based
on 2,445,186 shares of beneficial interest outstanding           $   27,494,822
Offering Price                                                   $        11.24

Tax-Managed Small Companies Fund-Class III
  Net Assets at Value (Equivalent to $11.76 per share based
on 3,191,567 shares of beneficial interest outstanding)          $   37,543,518
Offering Price ($11.76 x 100/99.50)                              $        11.82

International Disciplined Equity Fund-Class III
  Net Assets at Value (Equivalent to $20.40 per share based
on 2,308,021 shares of beneficial interest outstanding)          $   47,081,301
  Offering Price                                                 $        20.40

International Intrinsic Value Fund-Class II
  Net Assets at Value (Equivalent to $17.41 per share based
on 2,440,406 shares of beneficial interest outstanding)          $   42,495,403
  Offering Price                                                 $        17.41

International Intrinsic Value Fund-Class III
  Net Assets at Value (Equivalent to $17.50 per share based
on 60,185,714 shares of beneficial interest outstanding)         $1,053,103,676
  Offering Price                                                 $        17.50

International Intrinsic Value Fund-Class IV
  Net Assets at Value (Equivalent to $17.50 per share based
on 14,207,852 shares of beneficial interest outstanding)         $  248,579,386
  Offering Price                                                 $        17.50

International Growth Fund - Class III
  Net Assets at Value (Equivalent to $19.65 per share based
on 4,320,395 shares of beneficial interest outstanding)          $   84,883,966
  Offering Price                                                 $        19.65

--------
      *Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

Currency Hedged International Equity Fund-Class III
  Net Assets at Value (Equivalent to $7.14 per share based
on 5,265,326 shares of beneficial interest outstanding)          $   37,581,464
  Offering Price                                                 $         7.14

Foreign Fund-Class II
  Net Assets at Value (Equivalent to $9.94 per share based
on 10,077,824 shares of beneficial interest outstanding)         $  100,127,122
  Offering Price                                                 $         9.94

Foreign Fund-Class III
  Net Assets at Value (Equivalent to $9.95 per share based
on 105,431,389 shares of beneficial interest outstanding)        $1,049,455,675
  Offering Price                                                 $         9.95

Foreign Fund-Class IV
  Net Assets at Value (Equivalent to $9.96 per share based
on 13,495,441 shares of beneficial interest outstanding)         $  134,356,939
  Offering Price                                                 $         9.96
Foreign Small Companies Fund-Class III
  Net Assets at Value (Equivalent to $9.59 per share
based on 15,591,307 shares of beneficial interest
outstanding)                                                     $  149,566,282
  Offering Price                                                 $         9.59

International Small Companies Fund-Class III
  Net Assets at Value (Equivalent to $10.44 per share based
on 24,297,035 shares of beneficial interest outstanding)         $  253,612,382
  Offering Price ($10.44 x 100/99.00)*                           $        10.55

Emerging Markets Fund-Class III
  Net Assets at Value (Equivalent to $9.84 per share based
on 84,071,804 shares of beneficial interest outstanding          $  826,960,165
  Offering Price ($9.84 x 100/99.20) *                           $         9.92

Emerging Markets Fund-Class IV
  Net Assets at Value (Equivalent to $9.83 per share based
on 74,843,887 shares of beneficial interest outstanding)         $  735,455,234
  Offering Price ($9.83 x 100/99.20)*                            $         9.91

Emerging Countries Fund-Class III
  Net Assets at Value (Equivalent to $9.65 per share based
on 7,500,485 of beneficial interest outstanding)                 $   72,404,692
  Offering Price                                                 $         9.65

Asia Fund-Class III
  Net Assets at Value (Equivalent to $8.09 per share based
on 14,577,452 shares of beneficial interest outstanding)         $  117,877,930
  Offering Price ($8.09 x 100/99.20)*                            $         8.16

Tax-Managed International Equities Fund - Class III
Net Assets at Value (Equivalent to $9.70 per share based on
7,762,793 shares of beneficial interest outstanding)             $   75,286,643
Offering Price                                                   $         9.70

Domestic Bond Fund-Class III
  Net Assets at Value (Equivalent to $9.68 per share based
on 16,006,804 shares of beneficial interest outstanding)         $  155,000,418
  Offering Price                                                 $         9.68

Core Plus Bond Fund-Class III
  Net Assets at Value (Equivalent to $10.39 per share based
on 32,731,313 shares of beneficial interest outstanding)         $  340,039,163
  Offering Price                                                 $        10.39

International Bond Fund-Class III
  Net Assets at Value (Equivalent to $9.05 per share based
on 14,914,852 shares of beneficial interest outstanding)         $  135,047,804
  Offering Price                                                 $         9.05

Currency Hedged International Bond Fund-Class III
  Net Assets at Value (Equivalent to $9.04 per share based
on 1,983,751 shares of beneficial interest outstanding)          $   17,932,438
  Offering Price                                                 $         9.04

Global Bond Fund-Class III
  Net Assets at Value (Equivalent to $9.33 per share based
on 29,283,449 shares of beneficial interest outstanding)         $  273,073,842
  Offering Price                                                 $         9.33

Emerging Country Debt Fund-Class III
  Net Assets at Value (Equivalent to $9.30 per share based
on 61,361,646 shares of beneficial interest outstanding)         $  570,458,527
  Offering Price ($9.30 x 100/99.50) *                           $         9.35

Emerging Country Debt Fund-Class IV
  Net Assets at Value (Equivalent to $9.29 per share based
on 52,684,559 shares of beneficial interest outstanding)         $  489,614,950
  Offering Price ($9.29 x 100/99.50)*                            $         9.34

Short-Term Income Fund-Class III
  Net Assets at Value (Equivalent to $9.62 per share based
on 5,024,384 shares of beneficial interest outstanding)          $   48,346,810
  Offering Price                                                 $         9.62

--------
      *Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

Global Hedged Equity Fund-Class III
  Net Assets at Value (Equivalent to $9.23 per share based
on 1,801,139 shares of beneficial interest outstanding)          $   16,628,033
  Offering Price                                                 $         9.23

Inflation Indexed Bond Fund-Class III
  Net Assets at Value (Equivalent to $10.81 per share based
on 13,810,818 shares of beneficial interest outstanding)         $  149,273,785
  Offering Price                                                 $        10.81

Emerging Country Debt Share Fund - Class III
  Net Assets at Value (Equivalent to $9.25 per share based
on 9,722,252 shares of beneficial interest outstanding)          $   89,951,627
  Offering Price                                                 $         9.25

International Equity Allocation Fund-Class III
  Net Assets at Value (Equivalent to $9.02 per share based
on 7,286,128 shares of beneficial interest outstanding)          $   65,711,912
  Offering Price                                                 $         9.02

World Equity Allocation Fund-Class III
  Net Assets at Value (Equivalent to $8.64 per share based
on 846,961 shares of beneficial interest outstanding)            $    7,317,902
  Offering Price                                                 $         8.64

Global (U.S.+) Equity Allocation Fund-Class III
  Net Assets at Value (Equivalent to $8.66 per share based
on 4,635,937 shares of beneficial interest outstanding)          $   40,124,348
  Offering Price                                                 $         8.66

U.S. Sector Fund-Class III
  Net Assets at Value (Equivalent to $5.45 per share based
on 49,529 shares of beneficial interest outstanding)             $      270,050
  Offering Price                                                 $         5.45

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

      1.    An application for rating was not received or accepted.

      2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

      3.    There is lack of essential data pertaining to the issue or issuer.

      4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                                    GMO TRUST

                                 CLASS M SHARES

                       STATEMENT OF ADDITIONAL INFORMATION


                    June 30, 2002, as revised October 31, 2002


This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus for Class M Shares dated June 30, 2002, as amended October 1, 2002, and as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus and the annual reports to shareholders of each Fund offered through the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS

                                                                                                                Page
                                                                                                                ----
INVESTMENT OBJECTIVES AND POLICIES................................................................................1

FUND INVESTMENTS..................................................................................................1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS........................................................................4

USES OF DERIVATIVES..............................................................................................31

INVESTMENT RESTRICTIONS..........................................................................................41

DETERMINATION OF NET ASSET VALUE.................................................................................44

DISTRIBUTIONS....................................................................................................44

TAXES............................................................................................................44

PERFORMANCE INFORMATION..........................................................................................50

MANAGEMENT OF THE TRUST..........................................................................................53

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................60

DISTRIBUTION (12B-1) PLAN........................................................................................66

PORTFOLIO TRANSACTIONS...........................................................................................67

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.................................................................69

VOTING RIGHTS....................................................................................................73

SHAREHOLDER AND TRUSTEE LIABILITY................................................................................74

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES.............................................................74

FINANCIAL STATEMENTS.............................................................................................75

APPENDIX A -- SPECIMEN PRICE-MAKE-UP SHEETS

APPENDIX B -- COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

                       INVESTMENT OBJECTIVES AND POLICIES

         The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                                FUND INVESTMENTS

         The following chart indicates the types of investments which each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided such an investment is consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing:

                                                                                                  Securities
                                                                                                  of Foreign     Securities
                                                                                                   Issuers      of Emerging
                                            Domestic                                Securities    (Traded on       Market
                                             Equity     Preferred    Convertible    of Foreign       U.S.        Issuers or
                                         Securities(1)    Stocks      Securities    Issuers(2)   Exchanges)(2)  Countries(2)
                                         -------------    ------      ----------    ----------   -------------  ------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                                 X                          X                           X
Tobacco-Free Core Fund                         X                          X                           X
Value Fund                                     X                          X                           X
Intrinsic Value Fund                           X                          X                           X
Growth Fund                                    X                          X                           X
Real Estate Fund                               X            X                            X            X

INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund          X            X             X              X            X
International Intrinsic Value Fund             X            X             X              X            X             X
International Growth Fund                      X            X             X              X            X             X
Currency Hedged International Equity
  Fund                                         X            X             X              X            X             X
Foreign Fund                                   X            X             X              X            X             X
Emerging Countries Fund                        X            X             X              X            X             X

FIXED INCOME FUNDS
Domestic Bond Fund                             X            X             X              X            X
Core Plus Bond Fund                            X            X             X              X            X             X
International Bond Fund                        X            X             X              X            X             X
Currency Hedged International Bond Fund        X            X             X              X            X             X
Global Bond Fund                               X            X             X              X            X             X
Emerging Country Debt Fund(5)                  X            X             X              X            X             X
Emerging Country Debt Share Fund               X            X             X              X            X             X
Short-Term Income Fund                                                                   X
Global Hedged Equity Fund                      X            X             X              X            X             X
Inflation Indexed Bond Fund                    X            X             X              X            X

ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
U.S. Sector Fund                               X                          X                           X






                                                                  Futures
                                          Depository   Illiquid     and                Swap
                                           Receipts    Securities Options  REITs(3)   Contracts
                                           --------    ---------- -------  --------   ---------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                                X            X         X        X          X
Tobacco-Free Core Fund                        X            X         X        X          X
Value Fund                                    X            X         X        X          X
Intrinsic Value Fund                          X            X         X        X          X
Growth Fund                                   X            X         X        X          X
Real Estate Fund                              X            X         X        X          X

INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund         X            X         X                   X
International Intrinsic Value Fund            X            X         X                   X
International Growth Fund                     X            X         X                   X
Currency Hedged International Equity
Fund                                          X            X         X        X          X
Foreign Fund                                  X            X         X
Emerging Countries Fund                       X            X         X                   X

FIXED INCOME FUNDS
Domestic Bond Fund                            X            X         X                   X
Core Plus Bond Fund                           X            X         X                   X
International Bond Fund                       X            X         X                   X
Currency Hedged International Bond Fund       X            X         X                   X
Global Bond Fund                              X            X         X                   X
Emerging Country Debt Fund(5)                 X            X         X                   X
Emerging Country Debt Share Fund              X            X         X                   X
Short-Term Income Fund                                               X                   X
Global Hedged Equity Fund                     X            X         X                   X
Inflation Indexed Bond Fund                   X            X         X                   X

ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
U.S. Sector Fund                              X            X         X        X          X

                                                                                                                  Short-term
                                                                                         Cash and     Long and    Corporate
                                                       Reverse               Shares of  Other High  Medium Term      and
                                           Repurchase Repurchase Investment  Other GMO    Quality   Corporate &   Government  Brady
                                           Agreements Agreements  Companies Trust Funds Investments Gov't Bonds(4) Bonds(4)   Bonds
                                           ---------- ----------  --------- ----------- ----------- -------------- -------    -----
DOMESTIC EQUITY FUNDS
U.S Core Fund                                  X                     X                       X
Tobacco-Free Core Fund                         X                     X                       X
Value Fund                                     X                     X                       X
Intrinsic Value Fund                           X                     X                       X
Growth Fund                                    X                     X                       X
Real Estate  Fund                              X          X          X                       X

INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund          X                     X                       X           X           X
International Intrinsic Value Fund             X                     X                       X           X           X
International Growth Fund                      X                     X                       X           X           X
Currency Hedged International Equity Fund      X                     X           X           X           X           X
Foreign Fund                                   X                     X                       X           X           X
Emerging Countries Fund                        X                     X           X           X           X           X

FIXED INCOME FUNDS
Domestic Bond Fund                             X          X          X           X           X           X
Core Plus Bond Fund                            X          X          X           X           X           X
International Bond Fund                        X          X          X           X           X           X
Currency Hedged International Bond Fund        X          X          X           X           X           X
Global Bond Fund                               X          X          X           X           X           X
Emerging Country Debt Fund(5)                  X          X          X           X           X           X                    X
Emerging Country Debt Share Fund               X          X          X           X           X           X                    X
Short-Term Income Fund                         X                     X           X           X                       X


                                                                         Firm
                                           Mortgage-Backed            Commitments
                                             and Other    Adjustable     and
                                            Asset-Backed    Rate      When-Issued   Dollar Roll    Loan
                                             Securities   Securities   Securities   Agreements Participations
                                             ----------   ----------   ----------   ---------- --------------
DOMESTIC EQUITY FUNDS
U.S Core Fund
Tobacco-Free Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Real Estate  Fund                                 X            X            X           X

INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund
International Intrinsic Value Fund
International Growth Fund
Currency Hedged International Equity Fund
Foreign Fund
Emerging Countries Fund
FIXED INCOME FUNDS
Domestic Bond Fund                                X            X            X           X             X
Core Plus Bond Fund                               X                         X                         X
International Bond Fund                           X                         X                         X
Currency Hedged International Bond Fund           X                         X                         X
Global Bond Fund                                  X            X            X           X             X
Emerging Country Debt Fund(5)                     X                         X                         X
Emerging Country Debt Share Fund                  X                         X                         X
Short-Term Income Fund                            X            X            X


                                             Foreign                     Zero
                                             Currency     Lower-Rated   Coupon      Indexed
                                            Transactions   Securities  Securities   Securities
                                            ------------   ----------  ----------   ----------
DOMESTIC EQUITY FUNDS
U.S Core Fund
Tobacco-Free Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
Real Estate  Fund                                              X            X            X

INTERNATIONAL EQUITY FUNDS
International Disciplined Equity Fund            X
International Intrinsic Value Fund               X
International Growth Fund                        X
Currency Hedged International Equity Fund        X
Foreign Fund                                     X             X
Emerging Countries Fund                          X                                      X

FIXED INCOME FUNDS
Domestic Bond Fund                                                          X           X
Core Plus Bond Fund                              X                          X           X
International Bond Fund                          X                          X           X
Currency Hedged International Bond Fund          X                          X           X
Global Bond Fund                                 X                          X           X
Emerging Country Debt Fund(5)                    X             X                        X
Emerging Country Debt Share Fund                 X             X                        X
Short-Term Income Fund                                         X                        X

                                                                                                                  Short-term
                                                                                         Cash and     Long and    Corporate
                                                       Reverse               Shares of  Other High  Medium Term      and
                                           Repurchase Repurchase Investment  Other GMO    Quality   Corporate &   Government  Brady
                                           Agreements Agreements  Companies Trust Funds Investments Gov't Bonds(4) Bonds(4)   Bonds
                                           ---------- ----------  --------- ----------- ----------- -------------- -------    -----
Global Hedged Equity Fund                      X                     X           X           X
Inflation Indexed Bond Fund                    X          X          X           X           X           X

ASSET ALLOCATION FUNDS
International Equity Allocation Fund                                 X           X           X
World Balanced Allocation Fund                                       X           X           X
Global (U.S.+) Equity Allocation Fund                                X           X           X
U.S. Sector Fund                               X                     X           X           X

                                                                        Firm
                                           Mortgage-Backed            Commitments
                                             and Other    Adjustable     and
                                            Asset-Backed    Rate      When-Issued   Dollar Roll    Loan
                                             Securities   Securities   Securities   Agreements Participations
                                             ----------   ----------   ----------   ---------- --------------
Global Hedged Equity Fund
Inflation Indexed Bond Fund                       X            X            X                         X

ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
U.S. Sector Fund



                                             Foreign                     Zero
                                             Currency     Lower-Rated   Coupon      Indexed
                                            Transactions   Securities  Securities   Securities
                                            ------------   ----------  ----------   ----------
Global Hedged Equity Fund                        X
Inflation Indexed Bond Fund                      X             X            X

ASSET ALLOCATION FUNDS
International Equity Allocation Fund
World Balanced Allocation Fund
Global (U.S.+) Equity Allocation Fund
U.S. Sector Fund

1 For more information, see, among other sections, "Description of Principal Risks -- Market Risk" in the Prospectus.

2 For more information, see, among other sections, "Description of Principal Risks -- Foreign Investment Risk" in the Prospectus and "Descriptions and Risks of Fund Investments -- Certain Risks of Foreign Investments" herein.

3 For more information, see, among other sections, "Description of Principal Risks -- Concentration Risk" in the Prospectus.

4 For more information, see, among other sections, "Description of Principal Risks -- Market Risks" in the Prospectus and "Descriptions and Risks of Fund Investments -- Debt and Other Fixed Income Securities" and "--U.S. Government Securities and Foreign Government Securities" herein.

5 As described in the Prospectus, other GMO Funds may invest a significant portion of their assets in the Emerging Country Debt Fund, and similarly would bear such risks indirectly in proportion to such investment.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The following is a detailed description of certain investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage. Investors in Asset Allocation Funds, as well as other Funds investing a portion of their assets in other Funds of the Trust, as disclosed in the Prospectus, should be aware that such Funds will indirectly participate in the practices engaged in by the underlying Funds in which such Funds invest, and will therefore be indirectly subject to all risks associated with those practices.

PORTFOLIO TURNOVER

Portfolio turnover generally is not a limiting factor with respect to investment decisions for the Funds. The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.

In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

As described in the prospectus, it is a fundamental policy of certain Funds, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.

All other Funds are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" requirements stated above. As non-diversified funds, each of these Funds is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Moreover, enforcement of existing regulations may be arbitrary and results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Investments in Asia are susceptible to social, political, legal and operational risks affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 continues to affect the region.

Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.

INVESTMENTS IN AFRICA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Africa involve additional risks specific to investment in the region. As in the case of Asia, the region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region.

Investments in Africa are susceptible to social, political, legal and operational risks affecting issuers in African countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available.

Economies of African countries may be affected by severe climate changes, particularly drought. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets. Some countries have investment and repatriation restrictions that further reduce liquidity and could increase volatility.

While the foregoing risks are applicable to any Fund investing in Africa, they will be particularly acute for the Emerging Country Debt Fund, which may invest a substantial portion of its assets in this region.

DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Foreign Fund, Emerging Countries Fund, Currency Hedged International Bond Fund, Core Plus Bond Fund, Global Bond Fund, International Bond Fund, International Intrinsic Value Fund, Currency Hedged International Equity Fund, and Emerging Country Debt Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the social, political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.

A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When a Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

All of the Funds may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Intrinsic Value Fund and Currency Hedged International Equity Fund, each of which may make loans of portfolio securities amounting to not more than 25% of its respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

Many of the Funds may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

PREFERRED STOCKS

Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. These may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or in respect of the right to participate in any distribution of the issuer or
(2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or herein with respect to equity or fixed income securities.

WARRANTS AND RIGHTS

A Fund may purchase warrants or rights. Warrants and rights generally give the holder the right, at any time during the term of the instrument, to receive upon exercise of the warrant or right a security of the issuer based on the conversion value of the security at the time of exercise. A Fund will normally use warrants and rights in a manner similar to its use of options on securities as described below. The risks of a Fund's use of warrants and rights are generally similar to those relating to its use of options. Unlike most options, however, warrants and rights are issued in limited amounts and generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.

FUTURES AND OPTIONS

Many of the Funds may use futures and options for various purposes. See "Uses of Derivatives." The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

A Fund's use of derivatives and related options may allow it to diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated investment in the securities of multiple issuers. Such use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

OPTIONS. Many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING OPTIONS. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity

Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Funds permitted to invest in futures contracts will also be permitted to invest in futures contracts on individual equity securities ("single stock futures"), consistent with applicable law.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. Certain Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. The Fixed Income Funds may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. This lack of a common clearing facility may give rise to counterparty risk. If a counterparty defaults, a Fund will generally have contractual remedies against such counterparty; however, there is no assurance that a Fund will succeed in enforcing such contractual remedies. When seeking to enforce a contractual remedy, a Fund is also subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position.

The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS

Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

CREDIT DEFAULT SWAPS. Funds may (but are not obligated to) use credit default swaps to limit or reduce risk exposure of the GMO Funds (primarily GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt. These instruments may also be used to create synthetic short exposure to certain emerging market or U.S. non-governmental debt, in cases where credit default protection is purchased in excess of the value of the related underlying debt held by a Fund. With credit default swaps, GMO Funds may pay what is, in effect, an insurance premium and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The GMO Funds may also use credit default swaps for investment purposes, in which case the Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default. Certain of the Fixed Income Funds may also purchase or sell such credit protection with respect to corporate issuers of debt.

EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. If a Fund enters into a short equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had sold the notional amount of securities comprising the index.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in enforcing contractual remedies. There also may be documentation risk, including the risk that the parties may disagree as to the proper interpretation of the terms of a contract. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under swap contracts, OTC options and other two-party contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Manager will closely monitor the creditworthiness of contract counterparties, and a Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by any Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. These Funds may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities are either not available in foreign markets or possess undesirable characteristics.

REPURCHASE AGREEMENTS

A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

CASH AND OTHER HIGH QUALITY INVESTMENTS

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments. The Short-Term Income Fund may invest a substantial portion of its assets in these instruments, but it is not subject to the quality, duration and other requirements of money market funds.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are subject to the risk that the collateral supporting the CMO may experience a downgrade or default. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities, may make the valuation and sale or these securities more difficult and may result in greater volatility in these securities. Because such securities are difficult to value, particularly during erratic markets, the values realized upon the sale of such securities may differ from the values at which they are carried by the relevant Fund. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

Certain Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has a relatively brief history of issuing inflation indexed bonds. As such, there is limited trading history of these securities. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes in the Prospectus" and "Distributions" and "Taxes" in this Statement of Additional Information.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

Certain Funds may enter into firm commitments and other similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to earmark on its custodian's books and records cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

A Fund which makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include certain securities of private issuers, investments in securities traded in unregulated or shallow markets and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Manager believes it advisable to do so or may be able to sell such securities only at prices lower than those that could be obtained if such securities were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

While private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", that is, securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or that are "not readily marketable" because they are subject to other legal or contractual restrictions on resale. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling these securities to the public, and in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

At times, the absence of a trading market can make it more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. The judgment of the Manager may at times play a greater role in valuing these securities than in the case of publicly traded securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

Certain GMO Fixed Income Funds and Equity Funds may invest without limitation in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund. These investments will not be made in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940 but will instead be made in reliance on an SEC order obtained by the Manager and the Funds. As described in the Prospectus, shareholders of the investing Funds will not directly bear any of the operating fees and expenses of the Alpha LIBOR Fund and/or the Emerging Country Debt Fund.

TRACKING ERROR

In certain cases, the Manager may consider a Fund's "tracking error" in constructing its portfolio. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less the relevant benchmark. For example, if an equity fund had a tracking error of 4% versus the S&P 500, this would mean that the annualized volatility of its return less the S&P 500's return was 4%. The Manager of the International Growth Fund seeks to manage the Fund so as to achieve a tracking error of +/-5%. The Manager of the International Disciplined Equity Fund seeks to manage the Fund so as to achieve a tracking error of 3.5%.

                               USES OF DERIVATIVES

                            INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the GMO Trust Prospectus.

FUNCTION OF DERIVATIVES IN GMO FUNDS. GMO Equity and Fixed Income Funds use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each GMO Equity Fund, although derivative positions may comprise a significant portion of the total assets. In GMO Fixed Income Funds, bond futures, currency options, forwards, swaps and other derivatives are the primary means of obtaining market exposure.

COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. The Manager limits transactions to counterparties with a long-term debt rating of A or higher at the time the Fund enters into the contract. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty by a particular Fund. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that each Fund has to over-the-counter counterparties. Additionally, the Manager may negotiate collateral arrangements with a counterparty in order to further reduce a Fund's exposure to such counterparty.

                     USE OF DERIVATIVES BY GMO EQUITY FUNDS

DOMESTIC EQUITY FUNDS. Funds in this group include: GMO U.S. Core Fund, GMO Tobacco-Free Core Fund, GMO Intrinsic Value Fund, GMO Growth Fund, GMO U.S. Sector Fund and GMO Real Estate Fund.

Types of Derivatives Used by the Domestic Equity Funds

-     Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components.

Uses of Derivatives by the Domestic Equity Funds

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

There is no limit on the use of derivatives for hedging purposes.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure. The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Except when such instruments are used for bona fide hedging, no more than 5% of a Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

INTERNATIONAL EQUITY FUNDS. Funds in this group include: GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Fund, GMO Currency Hedged International Equity Fund and GMO Emerging Countries Fund.

Types of Derivatives Used by the International Equity Funds (other than foreign currency derivative transactions)

-     Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities (excluding the GMO Foreign Fund)

- Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities (excluding the GMO Foreign Fund)

- Contracts for differences, i.e., equity swaps that contain both long and short equity components (excluding the GMO Foreign Fund)

Uses of Derivatives by the International Equity Funds (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

There is no limit on the use of derivatives for hedging purposes.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.

When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid assets equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure. The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if a Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Except when such instruments are used for bona fide hedging, no more than 5% of a Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

Foreign Currency Derivative Transactions Employed by the International Equity Funds

-     Buying and selling spot currencies

-     Forward foreign currency contracts

-     Currency futures contracts and related options

-     Options on currencies

- Currency swap contracts (excluding the GMO Foreign Fund and GMO Foreign Small Companies Fund)

Uses of Foreign Currency Derivative Transactions by the International Equity
Funds

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Equity Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

The GMO International Intrinsic Value Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities back into the U.S. dollar. The GMO Currency Hedged International Equity Fund will maintain short currency positions with respect to at least 70% of the foreign currency exposure represented by the common stocks owned directly and indirectly by the Fund. In addition, the GMO Currency Hedged International Equity Fund may hedge currency based on the benchmark weightings of the underlying Funds (rather than the underlying Funds' Investments), and thus will sometimes have a net short position with respect to certain foreign currencies. Such net short positions in the aggregate will not exceed 10% of the Fund's assets.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

A Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's equities are denominated.

                  USE OF DERIVATIVES BY GMO FIXED INCOME FUNDS

Funds in this group include: GMO Domestic Bond Fund, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Short-Term Income Fund, GMO Emerging Country Debt Fund and GMO Inflation Indexed Bond Fund. Derivatives policies for GMO Global Hedged Equity Fund are discussed separately below.

Types of Derivatives Used by the Fixed Income Funds (other than foreign currency derivative transactions)

- Futures contracts and related options on bonds as well as baskets or indexes of securities

-     Options on bonds and other securities

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

-     Structured notes.

Uses of Derivatives by the Fixed Income Funds (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: Bond futures, related options, bond options and swap contracts may be used to hedge against a market or credit risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

The fundamental strategy of the GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund and GMO Core Plus Bond Fund requires that each Fund take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to each Fund's respective performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. These Funds are not specifically limited with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to each Fund's benchmark. However, this will mean that a Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.

Risk Management

A Fund may use options, futures and related options as well as swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

Other Uses

Total return swaps are generally used to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. With these swaps, GMO Funds pay a financing rate and receive the total return on a particular fixed income security or basket of securities.

Credit default swaps are used to protect GMO Funds (primarily the GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt, or to create synthetic short or long exposure to emerging market and U.S. non-governmental debt securities to which such Funds are not otherwise exposed. Certain of the Fixed Income Funds may also purchase or sell such credit protection with respect to corporate issuers of debt.

Many of the debt instruments in which the Funds invest may not be available with precisely the duration or other interest rate terms that the Manager would prefer. The Manager may decide to alter the interest rate exposure of these debt instruments by employing interest rate swaps. A Fund can then maintain its investment in the credit of the issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the Funds and the counterparties swap interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.

Foreign Currency Derivative Transactions Used by the Fixed Income Funds

-     Buying and selling spot currencies

-     Forward foreign currency contracts

-     Currency futures contracts and related options

-     Options on currencies

-     Currency swap contracts.

Uses of Foreign Currency Derivative Transactions by the Fixed Income Funds

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. A Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Bond Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to certain limitations, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long and short exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

GMO GLOBAL HEDGED EQUITY FUND

GMO Global Hedged Equity Fund uses the same types of derivatives as other GMO International Equity Funds in seeking to deliver the hedged equity return described below. The Fund seeks total return consistent with minimal exposure to general equity market risk.

Hedged Equity Strategy

At least 80% of the Fund's total assets will be invested in equity securities either directly or indirectly through investment in other Funds of the Trust ("underlying Funds"). However, as a result of the Fund's hedging techniques, the Fund expects to create a return more similar to that received by an investment in fixed income securities.

The Fund will pursue its investment objective by investing substantially all of its assets in a combination of: (i) equity securities, (ii) shares of GMO's Domestic and International Equity Funds, (iii) derivative instruments intended to hedge the value of the Fund's equity securities held directly or through investment in underlying Funds against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the changes in the value of the U.S. dollar relative to the currencies represented in the indexes used to hedge general equity market risk and (iv) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging the Fund's equity exposure (the "Theoretical Fixed Income Security").

To the extent that the Fund's portfolio strategy is successful, the Fund is expected to achieve a total return consisting of: (i) the performance of the Fund's equity securities held directly or through investment in underlying Funds, relative to the S&P 500 and MSCI EAFE in proportion to the Fund's U.S. and international equity investments (including appreciation or depreciation of any overweighted currency relative to the currency weighting of the equity hedge), plus or minus (ii) short-term capital gains or losses approximately equal to the total return on the Theoretical Fixed Income Security, plus or minus (iii) capital gains or losses on the Fund's interest rate futures positions, minus (iv) transaction costs and other Fund expenses.

Foreign Currency Derivative Transactions Used by the Global Hedged Equity Fund

-     Buying and selling spot currencies

-     Forward foreign currency contracts

-     Currency futures contracts and related options

-     Options on currencies

-     Currency swap contracts.

Uses of Foreign Currency Derivative Transactions by the Global Hedged Equity
Fund

Hedging

Traditional Hedging: The Fund may effect foreign currency transactions, generally short forward or futures contracts, to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.

Under current pronouncements of the SEC staff, the above types of transactions are not treated as senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to all Funds except for the International Disciplined Equity Fund, make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3 % of a Fund's total assets in the case of each Fund (except the International Intrinsic Value Fund and Currency Hedged International Equity Fund), and with respect to not more than 25% of total assets in the case of the International Intrinsic Value Fund and Currency Hedged International Equity Fund.

(7) With respect to all Funds except for the Intrinsic Value Fund, International Disciplined Equity Fund and International Growth Fund, invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.

(8) Concentrate more than 25% of the value of its total assets in any one industry except that the Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks and the Real Estate Fund may invest more than 25% of its assets in real estate-related securities.

(9) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Term Income Fund) may purchase and sell financial futures contracts and options thereon.

(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(11) With respect to the Tobacco-Free Core Fund only, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

Non-Fundamental Restrictions:

It is contrary to the present policy of all the Funds, which may be changed by the Trustee without shareholder approval, to:

(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

(4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33-1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to certain Funds which have adopted non-fundamental investment policies pursuant to Rule 35d-1 of the 1940 Act (each a "Name Policy"), change such Fund's Name Policy as set forth under each such Fund's "Principal investment strategies" in the Prospectus without providing such Fund's shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.

For purposes of each Name Policy, each Fund considers the term "investments" to include both direct and indirect investments. Examples of indirect investments include exposure to the relevant asset type through investments in another Fund and/or through derivatives and other synthetic instruments with economic characteristics similar to the relevant asset type.

(6) With respect to the Short Term Income Fund only, to invest more than 25% of the value of its total assets in obligations issued by banks.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund may be changed by the Trust's Trustees without the approval of shareholders.

Additionally, the World Balanced Allocation Fund intends to invest at least 25% of its assets in fixed income investments and an additional 25% of its assets in equity investments. The Manager seeks to manage the Short-Term Income Fund so that it maintains a dollar-weighted maturity of no more than 3 years.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time. However, equity options held by the Funds are priced at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Funds are priced at 4:15 p.m. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                                  DISTRIBUTIONS

      The Prospectus describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

TAX STATUS AND TAXATION OF EACH FUND

      Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

      If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including capital gain dividends).

      If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimus).

TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

      Fund distributions derived from interest, dividends and certain other income, including in general short-term gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net capital gains from the sale of securities held by the Fund for more than 12 months will generally be taxable as long-term capital gains, whether received in cash or reinvested in shares, and regardless of how long a shareholder has held the shares in the Fund.

      A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

      If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

      Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

      For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction.

      The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. The tax rate generally applicable to net capital gains recognized by individual and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends).

      For federal income tax purposes, the maximum capital gain tax rates for capital assets held by a non-corporate shareholder for more than 5 years are 8 percent and 18 percent (rather than 10 percent and 20 percent) for taxable years beginning after December 31, 2000. The 18-percent rate applies only to assets the holding period for which began after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal or state tax perspective, and shareholders should consult their tax advisors before making such an election.

      Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

           A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

           Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans.

Backup Withholding

           Each fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 30% for amounts paid during 2002, and will be 30% for amounts paid during 2003, 29% for amounts paid during 2004 and 2005, and 28% for amounts paid during 2006 through 2010. The legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

           Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the

Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

           Recently revised U.S. Treasury regulations affecting the application to foreign investors of the backup withholding and withholding tax rules described above generally became effective for payments made on or after January 1, 2001 (although transition rules apply). In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the application of these new regulations.

FOREIGN TAX CREDITS

           If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Trust intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

           Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

           The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

           Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

           A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

           An Asset Allocation Fund will not be able to offset gains realized by one underlying Fund in which such Fund invests against losses realized by another underlying Fund in which such Fund invests. In addition, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. Similarly, a Fund which invests in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund will not be able to offset losses realized by either of those Funds against other income realized by the Fund. Also, depending on a Fund's percentage ownership in an underlying Fund, a redemption of shares of an underlying Fund by the investing Fund may cause the investing Fund to be treated as not receiving capital gain income on such redemption but instead as receiving a dividend taxable as ordinary income in an amount equal to the full amount of the distribution. Accordingly, the investment of a Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of such Fund.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

           A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

           Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

           Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium, if any, is deducted from the initial $1,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee, if any, is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

           Class M Shares were first offered for sale on June 30, 2001. The table below sets forth the average annual total return for Class III Shares of each Fund for the one, three, five and ten year periods ending February 28, 2002 and for the period from the commencement of the Funds' operations until February 28, 2002. Because Class III shares are invested in the same portfolio of securities as Class M Shares, performance would be substantially similar except to the extent that fees and expenses may differ:

                 Fund                    Inception Date      1 Year       3 Years        5 Years       10 Years         Since
          (Class III Shares)                                   (%)          (%)            (%)           (%)          Inception
                                                                                                                         (%)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Core                                   9/18/1985        -6.16%        2.45%         11.08%         14.48%          15.63%
Tobacco-Free Core                          10/31/1991        -7.45%        1.84%         11.10%         14.65%          14.76%
Value                                      11/13/1990        -3.64%        5.40%          9.50%         13.24%          14.91%
Intrinsic Value                              8/2/1999         2.16%         N/A            N/A           N/A             5.25%
Growth                                     12/30/1988       -13.68%        -2.36%         9.30%         12.09%          14.80%
Real Estate                                 5/31/1996        13.73%        12.36%         4.46%          N/A             8.50%
International Disciplined Equity            1/29/2002          N/A          N/A            N/A           N/A             2.00%

                 Fund                    Inception Date      1 Year       3 Years        5 Years       10 Years         Since
          (Class III Shares)                                   (%)          (%)            (%)           (%)          Inception
                                                                                                                         (%)
-------------------------------------------------------------------------------------------------------------------------------
International Intrinsic Value               3/31/1987       -10.60%         1.26%          2.87%         6.68%           7.93%
International Growth                       11/30/2001          N/A          N/A            N/A            N/A           -1.75%
Currency Hedged International Equity        6/30/1995        -5.38%         8.56%          8.18%          N/A           11.08%
Foreign(1)                                  8/31/1984        -9.33%         3.79%          5.43%         8.93%          14.98%
Emerging Countries                          8/29/1997         8.73%        19.42%          N/A            N/A            0.07%
Domestic Bond                               8/18/1994         6.62%         7.72%          7.77%          N/A            7.87%
Core Plus Bond                              4/30/1997         8.53%         8.32%           N/A           N/A            7.71%
International Bond                         12/22/1993        -3.80%        -1.24%          0.97%          N/A            5.58%
Currency Hedged International Bond          9/30/1994         4.21%         7.65%          8.06%          N/A           12.47%
Global Bond                                12/28/1995        -1.34%         1.02%          3.13%          N/A            4.24%
Short-Term Income(2)                        4/18/1990         3.73%         5.67%          5.48%         5.68%           5.95%
Global Hedged Equity                        7/29/1994        13.32%        14.01%          6.01%          N/A            5.51%
Inflation Indexed Bond                      3/31/1997         5.66%         8.54%           N/A           N/A            6.83%
Emerging Country Debt(3) Share              4/19/1994        18.47%        27.31%         10.98%          N/A           20.16%
International Equity Allocation            10/11/1996        -4.26%         6.07%          3.05%          N/A            3.78%
World Equity Allocation(4)                  6/28/1996         0.49%         8.67%          6.34%          N/A            7.06%
Global (U.S.+) Equity Allocation           11/26/1996         1.12%         8.68%          8.74%          N/A            9.31%
U.S. Sector(5)                             12/31/1992         9.80%        11.09%         12.88%          N/A           16.13%



1 Performance information presented is that of the Fund's predecessor for all periods prior to June 28, 1996.

2 For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.

3 Performance information prior to 7/20/1998 (the Fund's inception date) is that of the Emerging Country Debt Fund.

4 The Fund commenced operations on June 28, 1996 with two classes of shares --
  Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998. Class II shares converted to Class III shares on October 16, 1996.


5 The Fund's performance during 2001 is positively affected by approximately
  7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.


           Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

           From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), the MSCI EAFE or the Russell 2500, indices of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

           Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

           Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

PERFORMANCE OBJECTIVES

With regard to certain Funds, the Manager has publicly stated that it seeks to achieve the stated performance objectives listed in the table below; there can be no assurances that the Manager will achieve these (or any other) stated objectives with respect to the Funds.

           FUND                                                      PERFORMANCE OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                                                The Fund seeks to outperform its benchmark by 2% per year over a complete market cycle.
----------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund                                        The Fund seeks to outperform its benchmark by 2% per year over a complete market cycle.
----------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                                          The Fund seeks to outperform its benchmark by 3% per year over a complete market cycle.
----------------------------------------------------------------------------------------------------------------------------
Growth Fund                                                   The Fund seeks to outperform its benchmark by 2% per year over a complete market cycle.
----------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                              The Fund seeks to outperform its benchmark by 1.5% per year, net of fees.
----------------------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund                         The Fund seeks to outperform its benchmark by
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                              2% per year, net of fees.
----------------------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund                            The Fund seeks to outperform its benchmark by 2-3% per year, net of fees.
----------------------------------------------------------------------------------------------------------------------------
International Growth Fund                                     The Fund seeks to outperform its benchmark by +3% per year, with a tracking error of +/- 5% and industry sectors
                                                              to +/- 10%.
----------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund                     The Fund seeks to outperform its benchmark by 2-3% per year, net of fees.
----------------------------------------------------------------------------------------------------------------------------
Foreign Fund                                                  The Fund seeks to outperform its benchmark by 3% per year, net of fees.
----------------------------------------------------------------------------------------------------------------------------
Emerging Countries Fund                                       The Fund seeks to outperform its benchmark by 4% annually over a five year period
----------------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                                            The Fund seeks to outperform its benchmark by 0.25% per year, net of fees.
----------------------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                                           The core portfolio seeks to match the duration of and
                                                              outperform the Fund's benchmark.
----------------------------------------------------------------------------------------------------------------------------
International Bond Fund                                       The Fund seeks to outperform its benchmark.
----------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund                       The Fund seeks to outperform its benchmark.
----------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                              The Fund seeks to outperform its benchmark.
----------------------------------------------------------------------------------------------------------------------------
Short Term Income Fund                                        The Fund seeks to outperform its benchmark.
----------------------------------------------------------------------------------------------------------------------------
World Balanced Allocation Fund                                The Fund seeks to outperform its benchmark by 2-3% per year.
----------------------------------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation Fund                         The Fund seeks to outperform its benchmark by 2-3% per year.
----------------------------------------------------------------------------------------------------------------------------
U.S. Sector Fund                                              The Fund seeks to outperform its benchmark by 2-3% per year.
----------------------------------------------------------------------------------------------------------------------------

                             MANAGEMENT OF THE TRUST


The following tables present information regarding each Trustee and officer of GMO Trust (the "Trust") as of October 31, 2002. Each Trustee's and officer's age as of October 31, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The term of office for each officer is until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

                                                                                           NUMBER OF
          NAME, AGE AND                                                                  PORTFOLIOS IN
        POSITION(S) HELD        LENGTH OF TIME         PRINCIPAL OCCUPATION(S)           FUND COMPLEX                OTHER
         WITH THE TRUST              SERVED              DURING PAST 5 YEARS               OVERSEEN           DIRECTORSHIPS HELD
         --------------              ------              -------------------               --------           ------------------
NON INTERESTED TRUSTEES
Jay O. Light (61)              Since May 1996      Professor of Business                      38                     *(1)
Trustee                                            Administration and Senior
                                                   Associate Dean, Harvard
                                                   University.

Donald W. Glazer, Esq. (58)    Since December      Advisory Counsel, Goodwin                  38                     None
Trustee                        2000                Procter LLP; Secretary and
                                                   Consultant, Provant, Inc.
                                                   (provider of performance
                                                   improvement training services
                                                   and products) (1998 - present);
                                                   Consultant -- Business and Law.
INTERESTED TRUSTEE
R. Jeremy Grantham(2)(64)      Chairman of the      Member, Grantham, Mayo, Van               38                     None
Chairman of the Board of       Board of Trustees    Otterloo & Co. LLC.
Trustees                       since September
                               1985; President
                               from February
                               2002 - October
                               2002; President -
                               Quantitative from
                               September 1985 -
                               February 2002


OFFICERS
                                      POSITION(S) HELD WITH             LENGTH                   PRINCIPAL OCCUPATION(S)
           NAME AND AGE                     THE TRUST               OF TIME SERVED                 DURING PAST 5 YEARS
           -------------                    ---------               --------------                 -------------------

Scott Eston (46)                     President and Chief       President and Chief       Chief Financial Officer
                                     Executive Officer         Executive Officer         (1997-present), Chief Operating
                                                               since October 2002;       Officer (2000-present) and Member,
                                                               Vice President from       Grantham, Mayo, Van Otterloo & Co.
                                                               August 1998 - October     LLC; Senior Partner, Coopers & Lybrand
                                                               2002                      (1987-1997).

Susan Randall Harbert (45)           Chief Financial Officer   Chief Financial Officer   Member, Grantham, Mayo, Van Otterloo &
                                     and Treasurer             since February 2000;      Co. LLC.
                                                               Treasurer since
                                                               February 1998;
                                                               Assistant Treasurer
                                                               from May 1995  -
                                                               February 1998.

Brent Arvidson (33)                  Assistant Treasurer       Since August 1998         Senior Fund Administrator, Grantham,
                                                                                         Mayo, Van Otterloo & Co. LLC
                                                                                         (September 1997 - present); Senior
                                                                                         Financial Reporting Analyst, John
                                                                                         Hancock Funds (August 1996 - September
                                                                                         1997) Officer (2000-present) and Member,
                                                                                         Grantham, Mayo, Van Otterloo & Co.
                                                                                         LLC; Senior Partner, Coopers & Lybrand
                                                                                         (1987-1997).




--------

1 Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of that Act and neither of these companies is a registered investment company.

2 Trustee is deemed to be an "interested person" of the Trust, as defined by the 1940 Act, because of his affiliation with the Trust's Manager.

William R. Royer,  Esq. (37)         Vice President and        Vice President since      General Counsel and Member, Grantham,
                                     Clerk                     February 1997; Clerk      Mayo, Van Otterloo & Co. LLC.
                                                               since March 2001; May
                                                               1999 - August 1999;
                                                               May 1995 - May 1997.

Elaine M. Hartnett, Esq. (57)        Vice President and        Vice President since      Associate General Counsel, Grantham,
                                     Secretary                 August 1999; Secretary    Mayo, Van Otterloo & Co. LLC (June
                                                               since March 2001.         1999 - present); Associate/Junior
                                                                                         Partner, Hale and Dorr LLP (1991 -
                                                                                         1999).


TRUSTEES' RESPONSIBILITIES. Subject to the provisions of the GMO Declaration of Trust, the business of the Trust, an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); remove from their number with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

There are two standing committees of the Board of Trustees: the Independent Trustees/Audit Committee and the Pricing Committee. The Independent Trustees/Audit Committee assists the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The responsibilities of the committee are as follows: perform the specific tasks assigned to the independent Trustees pursuant to the 1940 Act, including periodic consideration of the investment management contacts of the Trust; oversee the audit process for the Trust and consider any questions raised by the independent accountants; select and nominate candidates to serve as independent trustees of the Trust; review on a periodic basis the governance structures and procedures of the Trust; review proposed resolutions of conflict of interest that may arise in the business of the Trust and may have an effect on the shareholders of the Trust; and oversee matters requiring independent oversight of the Trust on behalf of the shareholders of the Trust. Shareholders may recommend trustee nominees to the Independent Trustees/Audit Committee to fill any vacancies that may occur in the Board by sending such recommendations to the Secretary of the Trust. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Independent Trustees/Audit Committee. During the fiscal year ending February 28, 2002, the committee held four meetings.

The Pricing Committee determines the fair value of the Trust's securities or other assets under certain circumstances, as described in the GMO Trust Pricing Policies adopted by the Board, as amended from time to time (the "Procedures"). To fulfill its responsibilities and duties the Pricing Committee periodically reviews the Procedures with the Manager and recommends changes (including the establishment of new pricing methodologies), if any, to the Board, and meets on an as-needed basis to determine the fair value of the Trust's securities or other assets, as described in the Procedures. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the pricing committee; Mr. Grantham, the interested trustee, is an alternate member of the pricing committee. During the fiscal year ending February 28, 2002, the Pricing Committee held 15 committee meetings.

In determining to approve the most recent annual extension of each Fund's investment management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Manager and considered information provided by the Manager relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Management of the Trust" in the Prospectus and "Management of the Trust -- Officers" above. The Trustees also took into account the time and attention devoted by senior management to the Funds. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Manager to the Funds were appropriate to fulfill effectively the Manager's duties under the agreements. The Trustees also considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage and concluded that the Manager would be able to meet any reasonably foreseeable obligations under the agreements.

The Trustees received information concerning the investment philosophy and investment process applied by the Manager in managing the Funds. See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus. In this connection, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel, including research services available to the Manager as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Manager's investment process, research capabilities and philosophy were well suited to the Funds, given the Funds' investment objectives and policies.

The Trustees considered the scope of the services provided by the Manager to the Funds under the agreements relative to services provided by third parties to other mutual funds. The Trustees noted that the Manager's standard of care was comparable to that found in most mutual fund investment advisory agreements. See "Investment Advisory and Other Services" below. The

Trustees concluded that the scope of the Manager's services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment objective, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Manager to the Funds. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Trust - Code of Ethics" below), the procedures by which the Manager allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Manager in these matters. The Trustees also received information concerning standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus. The Trustees also considered information relating to each Fund's investment performance relative to its performance benchmark(s) and relative to funds with similar objectives managed by other managers. The Trustees reviewed performance over various periods, including one, five and ten year periods, where applicable (See "Summaries of Fund Objectives, Principal Investment Strategies and Principal Risks" in the Prospectus), the volatility of the Funds' returns, as well as factors identified by the Manager as contributing to the Funds' performance. See the Funds' annual reports. The Trustees also considered the competence of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Funds, and the overall competence of the Manager. The Trustees concluded that the scope and quality of the Manager's services was sufficient, in light of the Funds' investment performance, particular portfolio management techniques, the resources brought to bear by the Manager, the competence of the Manager, its personnel and systems, and the financial resources of the Manager, to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives. The Trustees also considered possible economies of scale to the Manager. The Trustees evaluated the Manager's profitability with respect to the Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Manager, but also so-called "fallout benefits" to the Manager such as reputational value derived from serving as investment Manager to the Funds and the research services available to the Manager by reason of brokerage business generated by the Funds. In evaluating the Funds' advisory fees, the Trustees also took into account the sophistication of the investment techniques used to manage each of the Funds.

Trustee Fund Ownership

The following table sets forth ranges of Trustees' beneficial share ownership in Funds of the Trust as of December 31, 2001.

                                                                                          AGGREGATE DOLLAR RANGE OF FUND
                                                                                               SHARES OWNED IN ALL
                                                   DOLLAR RANGE OF FUND                          GMO TRUST FUNDS
                    NAME/FUND                          SHARES OWNED                            OVERSEEN BY TRUSTEE
                    ---------                          ------------                            -------------------
NON INTERESTED TRUSTEES
Jay O. Light                                               None                                       None
Donald W. Glazer                                           None                                   over $100,000

INTERESTED TRUSTEE
R. Jeremy Grantham                                                                                over $100,000
   Emerging Country Debt Fund                          over $100,000
   Global Hedged Equity Fund                           over $100,000
   Inflation Indexed Bond Fund                         over $100,000
   International Small Companies Fund                  over $100,000
   Real Estate Fund                                    over $100,000
   U.S. Sector Fund                                    over $100,000
   Short-Term Income Fund                              over $100,000

Non-Interested Trustee Ownership of Securities Issued by the Manager or Principal Underwriter None.

Non-Interested Trustee Ownership of Related Companies
The following table sets forth information about securities owned by non-interested trustees and their family members as of December 31, 2001 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.

                            NAME OF OWNER(S)
  NAME OF NON-INTERESTED    AND RELATIONSHIP
         TRUSTEE               TO TRUSTEE              COMPANY           TITLE OF CLASS      VALUE OF SECURITIES         % OF CLASS
         -------               ----------              -------           --------------      -------------------         ----------
Jay O. Light                       N/A                   None                 N/A                    N/A                     N/A

Donald W. Glazer                  Self                GMO Brazil            Limited               $237,032                  1.95%
                                                  Sustainable Forest      partnership
                                                 Fund, LP, a private        interest
                                                  investment company
                                                 managed by Renewable
                                                  Resources LLC, an
                                                   affiliate of the
                                                      Manager.*

                                                   GMO Tax-Managed          Limited               $241,044                  1.4%
                                                Absolute Return Fund,     partnership
                                                 a private investment       interest
                                                  company managed by
                                                    the Manager.**

* The Manager may be deemed to "control" this fund by virtue of its ownership interest in and role as Managing Member of Renewable Resources LLC.

** The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.

REMUNERATION. Each non-interested Trustee receives an annual retainer from the Trust for his services. No additional compensation is paid to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees, although the Trust does reimburse non-interested Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at such seminars or conferences. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

During the fiscal year ending February 28, 2002, other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Trust or any series thereof:

                                                              PENSION OR RETIREMENT        ESTIMATED ANNUAL
                                 AGGREGATE COMPENSATION        BENEFITS ACCRUED AS          BENEFITS UPON       TOTAL COMPENSATION
   NAME OF PERSON, POSITION            FROM TRUST             PART OF FUND EXPENSES           RETIREMENT          FROM THE TRUST
   ------------------------            ----------             ---------------------           ----------          --------------
Jay O. Light, Trustee                    $80,000                        N/A                        N/A               $80,000
Donald W. Glazer, Esq.,                  $80,000                        N/A                        N/A               $80,000
Trustee

Messrs. Grantham, Royer and Eston, and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.

Except as set forth below, as of June 7, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust offered herein.

                                                                                  AGGREGATE %
                  FUND                           CLASS                         OWNERSHIP INTEREST
                  ----                           -----                         ------------------
Global Hedged Equity Fund                         III                                20.61%
U.S. Sector Fund                                  III                                4.91%
Short-Term Income Fund                            III                                14.29%

CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

           As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

           As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2003.

           Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

           Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

           For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years, the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:

                                                      Gross                     Reduction                     Net
                                                      -----                     ---------                     ---
U.S. CORE FUND

Year ended 2/28/02                                 $ 9,046,063                  $ 630,859               $   8,415,204
Year ended 2/28/01                                  10,479,887                    725,580                   9,754,307
Year ended 2/29/00                                  11,161,595                    738,607                  10,422,988

TOBACCO-FREE CORE FUND

Year ended 2/28/02                                 $ 1,116,757                  $   144,739             $     972,018
Year ended 2/28/01                                     983,545                      137,083                   846,462
Year ended 2/29/00                                     855,754                      135,558                   720,196

VALUE FUND

Year ended 2/28/02                                 $ 1,127,722                  $   135,730             $     991,992
Year ended 2/28/01                                   1,015,443                      108,675                   906,768
Year ended 2/29/00                                     996,644                      102,057                   894,587

INTRINSIC VALUE FUND

Year ended 2/28/02                                 $   310,176                  $    85,382             $     224,794
Year ended 2/28/01                                     152,686                       78,996                    73,690
Commencement of Operations                              76,163                       57,918                    18,245
(8/2/99) - 2/29/00

GROWTH FUND

Year ended 2/28/02                                 $   376,301                  $    82,077             $     294,224
Year ended 2/28/01                                     543,233                      110,683                   432,550
Year ended 2/29/00                                     579,315                      101,280                   478,035

                                                      Gross                       Reduction                    Net
                                                      -----                       ---------                    ---
REAL ESTATE FUND

Year ended 2/28/02                                 $   836,718                 $     74,788             $     761,930
Year ended 2/28/01                                     713,588                       69,761                   643,827
Year ended 2/29/00                                     705,890                       73,067                   632,823

INTERNATIONAL DISCIPLINED EQUITY FUND

Commencement of Operations
(1/29/02) through 2/28/02                          $    13,823                 $     13,823             $           0

INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/28/02                                 $ 7,578,601                 $   1,354,121            $   6,224,480
Year ended 2/28/01                                   9,826,264                     1,517,826                8,308,438
Year ended 2/29/00                                  13,366,668                     2,144,089               11,222,579

INTERNATIONAL GROWTH FUND

Commencement of Operations (11/30/01) through      $    78,075                 $      78,075            $           0
2/28/02

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Year ended 2/28/02                                 $   317,797                 $     317,797            $           0
Year ended 2/28/01                                     645,488                       450,137                  195,351
Year ended 2/29/00                                     886,758                       536,312                  350,446

FOREIGN FUND

Year ended 2/28/02                                 $ 7,274,098                 $   1,084,904            $   6,189,194
Year ended 2/28/01                                   7,255,446                     1,118,314                6,137,132
Year ended 2/29/00                                   7,261,054                     1,196,212                6,064,842

EMERGING COUNTRIES FUND

Year ended  2/28/02                                $   315,128                 $      83,437            $     231,691
Year ended 2/28/01                                     359,947                        81,883                  278,064
Year ended 2/29/00                                     336,947                        86,122                  250,825

                                                      Gross                     Reduction                     Net
                                                      -----                     ---------                     ---
DOMESTIC BOND FUND

Year ended 2/28/02                                 $   163,964                 $      84,907            $     79,057
Year ended 2/28/01                                     160,788                        72,412                  88,376
Year ended 2/29/00                                     170,540                        80,033                  90,507

CORE PLUS BOND FUND

Year ended 2/28/02                                 $   536,527                 $     191,604            $    344,923
Year ended 2/28/01                                     263,280                       130,212                 133,068
Year ended 2/29/00                                     309,352                        22,918                  86,434

INTERNATIONAL BOND FUND

Year ended 2/28/02                                 $   420,962                 $     179,636            $    241,326
Year ended 2/28/01                                     376,243                       148,491                 227,752
Year ended 2/29/00                                     417,278                        65,415                  51,863

CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/28/02                                 $    41,947                 $      41,947            $          0
Year ended 2/28/01                                     725,364                       208,577                 516,787
Year ended 2/29/00                                     781,487                       238,584                 542,903

GLOBAL BOND FUND

Year ended 2/28/02                                 $   528,110                 $     218,049            $    310,061
Year ended 2/28/01                                     421,528                       181,236                 240,292
Year ended 2/29/00                                      65,979                        44,660                 221,319

SHORT-TERM INCOME FUND

Year ended 2/28/02                                 $    19,439                 $      19,439            $          0
Year ended 2/28/01                                      20,370                        20,370                       0
Year ended 2/29/00                                      25,341                        25,341                       0

GLOBAL HEDGED EQUITY FUND

Year ended 2/28/02                                 $   128,250                 $     128,250            $          0
Year ended 2/28/01                                     258,902                       258,902                       0
Year ended 2/29/00                                     253,727                        53,727                       0

                                                      Gross                     Reduction                     Net
                                                      -----                     ---------                     ---
INFLATION INDEXED BOND FUND

Year ended 2/28/02                                 $    90,483                  $  84,673               $      5,810
Year ended 2/28/01                                      60,046                     60,046                          0
Year ended 2/29/00                                      41,797                     41,797                          0


EMERGING COUNTRY DEBT SHARE FUND

Year ended 2/28/02                                 $         0                  $       0               $          0
Year ended 2/28/01                                           0                          0                          0
Year ended 2/29/00                                           0                          0                          0

INTERNATIONAL EQUITY ALLOCATION FUND

Year ended 2/28/02                                 $         0                  $       0               $          0
Year ended 2/28/01                                           0                          0                          0
Year ended 2/29/00                                           0                          0                          0

WORLD EQUITY ALLOCATION FUND

Year ended 2/28/02                                 $         0                  $       0               $          0
Year ended 2/28/01                                           0                          0                          0
Year ended 2/29/00                                           0                          0                          0

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

Year ended 2/28/02                                 $         0                  $       0               $          0
Year ended 2/28/01                                           0                          0                          0
Year ended 2/29/00                                           0                          0                          0

U.S. SECTOR FUND

Year ended 2/28/02                                 $       866                  $     866               $          0
Year ended 2/28/01                                       2,537                      2,537                          0
Year ended 2/29/00                                      46,391                     46,391                          0

           In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

           Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

           Administrative Arrangements. GMO serves as the Trust's administrator for Class M shareholders. In this capacity, GMO provides administrative support service to such shareholders including processing orders, processing dividend payments, assisting with shareholder communications, recordkeeping and reporting. GMO may provide these services directly, or may contract with third party service providers to provide any or all of these services.

           The Trust, on behalf of the Class M Shares of certain Funds, entered into an Administration Agreement with GMO on August 17, 2000. Pursuant to the terms of this Administration Agreement, in the last three fiscal years, each of the below Funds paid GMO the following amounts:

                                                  March 1, 1999                    March 1, 2000                   March 1, 2001
                                                     Through                          Through                         Through
                                                February 29, 2000                February 28, 2001               February 28, 2002
                                                -----------------                -----------------               -----------------
GMO Value Fund                                         N/A                               0                           $48
GMO Foreign Fund                                       N/A                               0                           $1

           Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

           Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds.

           Counsel. Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust.

                            DISTRIBUTION (12b-1) PLAN

           The Trust has adopted a Rule 12b-1 distribution and service plan (the "Plan"). The principal features of the Plan are described in the Prospectus. This SAI contains additional information that may be of interest to investors.

           The Trust will pay to the principal distributor of the Trust's shares (the "Distributor") fees for services rendered and expenses borne by the Distributor which are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders, at an annual rate with respect to each Fund of the Trust not to exceed 1.00% of each Fund's average daily net assets attributable to its Class M Shares. The Trustees currently limit payments on Class M Shares to 0.25% of each Fund's average daily net assets attributable to its Class M Shares. Such fees shall be accrued daily and paid monthly or at such other intervals as the Trustees shall determine.

           In the last three fiscal years, the Trust, on behalf of the below Funds, paid the Distributor the following amounts:

                                       March 1, 1999                     March 1, 2000                     March 1, 2001
                                          Through                           Through                           Through
                                     February 29, 2000                 February 28, 2001                 February 28, 2002
                                     -----------------                 -----------------                 -----------------
GMO Value Fund                              N/A                                0                             $60
GMO Foreign Fund                            N/A                                0                             $1

           The fees may be spent by the Distributor for services which are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders (but will generally not be spent on recordkeeping charges, accounting expenses, transfer costs, custodian fees or direct client service, maintenance or reporting to recordholders of Class M Shares). The Distributor's expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers, banks and other financial intermediaries who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of Class M shareholders' needs, who provide and maintain elective Class M shareholder services such as check writing and wire transfer services, who provide and maintain pre-authorized investment plans for Class M shareholders, who act as sole shareholder of record and nominee for Class M shareholders, who respond to inquiries from Class M shareholders relating to such services, who train personnel in the provision of such services or who provide such similar services as permitted under applicable statutes, rules or regulations.

           Continuance of the Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect interest in the Plan or related arrangements (the "Independent Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Plan also must be approved by the Trustees and the Independent Trustees, including any amendment to increase materially the costs that the fund may bear for distribution pursuant to the Plan.

           The Plan may be terminated at any time with respect to the Class M Shares of any Fund by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund.

           Any agreement relating to the implementation of the Plan with respect to any Fund shall be in writing, shall terminate automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund, upon 60 days written notice.

                             PORTFOLIO TRANSACTIONS

           The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

           Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

           Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

           Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the U.S. Funds with primary market makers unless better prices or executions are available elsewhere.

           Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

           As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

           During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:

                                                        March 1, 1999                 March 1, 2000                March 1, 2001
                                                           Through                       Through                      Through
                                                      February 29, 2000             February 28, 2001            February 28, 2002
                                                      -----------------             -----------------            -----------------
U.S. Core Fund                                            $3,385,122                   $3,138,091                    $4,011,978
Tobacco-Free Core Fund                                       293,723                      314,138                       500,744
Value Fund                                                   728,107                      805,517                       938,312
Intrinsic Value Fund                                          16,196                       50,965                       162,077
Growth Fund                                                   81,237                      180,021                       318,261
Real Estate Fund                                              95,220                      100,996                       118,883
International Disciplined Equity Fund(a)                                                                                  7,470
International Intrinsic Value Fund                         3,416,885                    1,874,882                     1,222,132
International Growth Fund(b)                                                                                             35,943
Currency Hedged International                                269,798                      105,183                        16,681
      Equity Fund
Foreign Fund                                               2,242,126                    2,055,646                     1,382,979
Emerging Countries Fund                                      600,235                      347,360                       317,735
Domestic Bond Fund                                            25,903                       33,506                        32,442
Core Plus Bond Fund                                           33,858                       81,476                        60,752
International Bond Fund                                       31,558                       50,702                        22,991
Currency Hedged International                                 62,086                      100,758                         2,038
      Bond Fund
Global Bond Fund                                              33,865                       80,073                        36,748
Short-Term Income Fund                                            --                        1,625                            --

                                                        March 1, 1999                 March 1, 2000                March 1, 2001
                                                           Through                       Through                      Through
                                                      February 29, 2000             February 28, 2001            February 28, 2002
                                                      -----------------             -----------------            -----------------
Global Hedged Equity Fund                                     23,883                       29,875                        49,720
Inflation Indexed Bond Fund                                       --                           --                            --
Emerging Country Debt Share Fund                                  --                           --                            --
International Equity Allocation Fund                              --                           --                            --
World Equity Allocation Fund                                      --                           --                            --
Global (U.S.+) Equity Allocation Fund                             --                           --                            --
U.S. Sector Fund                                                  --                           --                            --


(a) Brokerage commissions for the Fund reflect commissions generated from the Fund's commencement of operations on January 29, 2002 through February 28, 2002.

(b) Brokerage commissions for the Fund reflect commissions generated from the Fund to GMO from the Fund's commencement of operations on November 30, 2001 through February 28, 2002.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

           The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on the last day of February.


           Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Asia Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; U.S. Sector Fund; Pelican Fund; Alpha LIBOR Fund; Taiwan Fund; and International Core Plus Allocation Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

           The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares and Class M Shares.

           The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

           The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

           On June 3, 2002 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:

FUND                                                            SHAREHOLDERS
----                                                            ------------
GMO Growth Fund                                                 Surdna Foundation Inc
                                                                Attn Mark De Venoge
                                                                330 Madison Avenue 30th Floor
                                                                New York, NY  10017-5001

                                                                The Northern Trust Company, Trustee of The
                                                                Aerospace Corporation Employees
                                                                Retirement Plan Trust
                                                                Attn Mutual Funds
                                                                P.O. Box 92956
                                                                Chicago, IL  60675

GMO Value Fund                                                  Leland Standford Junior University II
                                                                Stanford Management Company
                                                                2770 Sand Hill Road
                                                                Menlo Park, CA  94025

FUND                                                            SHAREHOLDERS
----                                                            ------------
GMO Short-Term Income Fund                                      Bost & Co A/C NYXF1049822
                                                                (Verizon-STIF)
                                                                Mutual Funds Operations
                                                                P.O. Box 3198
                                                                Pittsburgh, PA  15230-3198

GMO U.S. Sector Fund                                            Wadsworth Atheneum Museum of Art
                                                                Attn David Baxter
                                                                600 Main Street
                                                                Hartford, CT 06103

GMO International Bond Fund                                     Bost & Co A/C NYXF1049812
                                                                (Verizon-IBF)
                                                                Mutual Funds Operations
                                                                P.O. Box 3198
                                                                Pittsburgh, PA  15230-3198

                                                                Saturn & Co A/C 4600712
                                                                c/o Investors Bank & Trust Co TR
                                                                FBO The John Hancock Financial Service Inc
                                                                Pension Plan
                                                                P.O. Box 9130 FPG90
                                                                Boston, MA 02117-9130


GMO Domestic Bond Fund                                          Trust for Millipore Corporation
                                                                Invested Employee Plans - DBF
                                                                Attn Sandra Silvestro
                                                                80 Ashby Road M/S E4H
                                                                Bedford, MA 01730

GMO Currency Hedged International Bond Fund                     Metropolitan Opera Association Inc
                                                                Attn Ms Freda Gimpel
                                                                Metropolitan Opera Association Inc
                                                                Lincoln Center Rm 423A Finance Dept
                                                                New York, NY 10023

                                                                GMO Global Balanced Allocation Fund
                                                                Attn Ms Julie Coady
                                                                c/o Gmo
                                                                40 Rowes Wharf
                                                                Boston, MA 02110

FUND                                                            SHAREHOLDERS
----                                                            ------------
GMO Currency Hedged International Equity Fund                   The Edna McConnell Clark Foundation Inc
                                                                Attn Mr. Ralph Stefano
                                                                Director of Finance
                                                                250 Park Avenue
                                                                New York, NY  10177-0026

GMO Global Bond Fund                                            Fresno County Employees' Retirement Association
                                                                Attn Gary W Peterson
                                                                P.O. Box 1247
                                                                2281 Tulare Street
                                                                Fresno, CA 93715

GMO World Equity Allocation Fund                                Mars & Co (Bridgewater College)
                                                                c/o Investors Bank & Trust
                                                                P.O. Box 9130
                                                                Boston, MA  02117

GMO Global (U.S. +) Allocation Fund                             Bost & Co
                                                                Yale Trusts
                                                                P.O. Box 534005
                                                                Pittsburgh, PA  15253-4005

GMO Core Plus Bond Fund                                         Bost & Co A/C NYXF174740
                                                                (Verizon-Core Plus)
                                                                Attn Mutual Funds Operations
                                                                P.O. Box 3198
                                                                Pittsburgh, PA  15230-3198

GMO Intrinsic Value Fund                                        Princeton University TR
                                                                Attn John D Sweeney
                                                                P.O. Box 35
                                                                Princeton, NJ 08544

GMO Emerging Country Debt Share Fund                            Sprint Corporate Master Trust
                                                                6220 Sprint Parkway
                                                                Overland Park, KS  66251

GMO International Disciplined Equity Fund                       Mac & Co A/C KREF0756022
                                                                Kresge Foundation
                                                                Attn Mutual Fund Operations
                                                                P.O. Box 3198
                                                                Pittsburgh, PA  15230-3198

FUND                                                            SHAREHOLDERS
----                                                            ------------
                                                                Northern Trust Company as Custodian FB
                                                                The Nathan Cummings Foundation
                                                                A/C 26-32949
                                                                P.O. Box 92956
                                                                Chicago, IL  60675-2956

GMO International Growth Fund                                   Bost & Co A/C NYXF1776502
                                                                (Verizon-Intl Growth)
                                                                Mutual Funds Operations
                                                                P.O. Box 3198
                                                                Pittsburgh, PA  15230-3198

           As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

                                  VOTING RIGHTS

           Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

           There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

           No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

           Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

           The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS' SHARES

           The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the U.S. Core Fund as of June 3, 2002:

              Name and Address                                                   % Ownership
              ----------------                                                   -----------
National Financial Services LLC For TH                                              100.0
Exclusive Benefits of Our Customers-NT
200 Liberty Street
One World Financial
New York, NY  10281

           The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the Value Fund as of June 3, 2002:

              Name and Address                                                   % Ownership
              ----------------                                                   -----------
American Express Trust Co. FBO                                                      100.0
American Express Trust Retirement Services Plans
American Express Trust Company
50534 AXP Financial Center
Minneapolis, MN  55474

           The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the Foreign Fund as of June 3, 2002:

              Name and Address                                                   % Ownership
              ----------------                                                   -----------
Fidelity Investments Institutional Operations Company Inc. (FIIOC)                   97.5
As Agent for Certain Non-Qualified PLA
Attn Melissa Walriven
100 Magellan Way (KW1C)
Covington, KY  41015

                              FINANCIAL STATEMENTS

The Trust's audited financial statements for the fiscal year ended February 28, 2002 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are (with the exception of the financial statements relating to funds that do not offer Class M Shares) hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST
                          SPECIMEN PRICE MAKE-UP SHEETS

           Following are computations of the total offering price per share for Class M shares of each Fund of the Trust offering Class M shares of beneficial interest as of February 28, 2002, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 2002.

Value Fund
   Net Assets at Value (Equivalent to $8.82 per share based on 55,099                               $485,899
shares of beneficial interest outstanding)
   Offering Price                                                                                      $8.82
Foreign Fund
   Net Assets at Value (Equivalent to $9.93 per share based on 87 shares                                $869
of beneficial interest outstanding)
   Offering Price                                                                                      $9.93

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.